PROSPECTUS
VIRTUS EQUITY TRUST

January 29, 2024

TICKER SYMBOL BY CLASS
FUND	A	C	I	R6
Virtus KAR Capital Growth Fund	PSTAX	SSTFX	PLXGX	VCGRX
Virtus KAR Equity Income Fund	PDIAX	PGICX	PXIIX	VECRX
Virtus KAR Global Quality Dividend Fund	PPTAX	PPTCX	PIPTX	VGQRX
Virtus KAR Mid-Cap Core Fund	VMACX	VMCCX	VIMCX	VRMCX
Virtus KAR Mid-Cap Growth Fund	PHSKX	PSKCX	PICMX	VRMGX
Virtus KAR Small-Cap Core Fund	PKSAX	PKSCX	PKSFX	VSCRX
Virtus KAR Small-Cap Growth Fund	PSGAX	PSGCX	PXSGX	VRSGX
Virtus KAR Small-Cap Value Fund	PQSAX	PQSCX	PXQSX	VQSRX
Virtus KAR Small-Mid Cap Core Fund	VKSAX	VKSCX	VKSIX	VKSRX
Virtus KAR Small-Mid Cap Growth Fund	VAKSX	VCKSX	VIKSX	VRKSX
Virtus KAR Small-Mid Cap Value Fund	VKSDX	VKSEX	VKSFX	VKSGX
Virtus SGA Global Growth Fund	SGAAX	SGACX	SGAPX	SGARX
Virtus Tactical Allocation Fund	NAINX	POICX	VTAIX	VTARX

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus Mutual Funds. Please read it carefully and retain it for future reference.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Mutual Funds

Table of Contents

FUND SUMMARIES

This Prospectus provides information concerning the funds that you should consider in determining whether to purchase shares of the funds. None of this Prospectus, the statement of additional information (“SAI”) or any contract that is an exhibit to the funds’ registration statement is intended to give rise to any agreement or contract between the funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Virtus KAR Capital Growth Fund

Investment Objective

The fund has an investment objective of long-term capital growth.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.35%	0.29%	0.21%
Total Annual Fund Operating Expenses	1.22%	2.05%	0.99%	0.91%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.00)%	(0.00)%	(0.00)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.22%	2.05%	0.99%	0.73%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.73% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$667	$916	$1,183	$1,946
Class C	Sold	$308	$643	$1,103	$2,379
	Held	$208	$643	$1,103	$2,379
Class I	Sold or Held	$101	$315	$547	$1,213
Class R6	Sold or Held	$75	$272	$486	$1,103

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Virtus KAR Capital Growth Fund	1

Investments, Risks and Performance

Principal Investment Strategies

The fund invests in a select group of large market capitalization growth companies believed by the fund’s subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 65% of its assets in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 1000® Growth Index over the past three years was $86.3 million to $3.09 trillion. The fund may also invest in small and medium capitalization companies. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

2	Virtus KAR Capital Growth Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	33.41%	Worst Quarter:	2022, Q2:	-28.63%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(1/30/2018)
Class I Shares
Return Before Taxes	34.81%	15.04%	11.79%	—
Return After Taxes on Distributions	33.06%	13.08%	9.98%	—
Return After Taxes on Distributions and Sale of Fund Shares	21.83%	11.96%	9.35%	—
Class A Shares
Return Before Taxes	27.10%	13.64%	10.97%	—
Class C Shares
Return Before Taxes	33.40%	13.97%	10.73%	—
Class R6 Shares
Return Before Taxes	35.17%	15.48%	—	9.62%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	10.88%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%	14.66%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Chris Armbruster, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the fund since January 2020.

> Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.

Virtus KAR Capital Growth Fund	3

> Doug Foreman, CFA, Co-Chief Investment Officer, Portfolio Manager and a member of the Executive Management Committee at KAR. Mr. Foreman has served as a Portfolio Manager of the fund since 2011. Mr. Foreman will be retiring on December 31, 2024.

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

4	Virtus KAR Capital Growth Fund

Virtus KAR Equity Income Fund

Investment Objective

The fund has investment objectives of capital appreciation and current income.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.34%	0.38%	0.34%	0.26%
Total Annual Fund Operating Expenses	1.34%	2.13%	1.09%	1.01%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.14)%	(0.18)%	(0.14)%	(0.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.20%	1.95%	0.95%	0.91%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.91% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$666	$938	$1,231	$2,062
Class C	Sold	$298	$650	$1,128	$2,448
	Held	$198	$650	$1,128	$2,448
Class I	Sold or Held	$97	$333	$587	$1,316
Class R6	Sold or Held	$93	$312	$548	$1,227

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Virtus KAR Equity Income Fund	5

Investments, Risks and Performance

Principal Investment Strategies

The fund invests in a diversified portfolio of primarily mature high-quality U.S. companies, or companies with significant economic ties to the U.S., with high dividend yields. The fund may invest in issuers of securities that are traded on a non-U.S. exchange if the fund’s subadviser considers the issuer a U.S. company or a company with significant economic ties to the U.S., including through depositary receipts. The investment strategy emphasizes companies the subadviser believes to have a durable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in September 2020 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

6	Virtus KAR Equity Income Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	19.98%	Worst Quarter:	2020, Q1:	-21.32%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(1/30/2018)
Class I Shares
Return Before Taxes	1.34%	11.33%	9.21%	—
Return After Taxes on Distributions	0.74%	9.12%	6.45%	—
Return After Taxes on Distributions and Sale of Fund Shares	1.21%	8.82%	6.59%	—
Class A Shares
Return Before Taxes	-4.44%	9.81%	8.32%	—
Class C Shares
Return Before Taxes	0.35%	10.22%	8.12%	—
Class R6 Shares
Return Before Taxes	1.43%	11.38%	—	6.69%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	10.88%
MSCI USA High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)	5.83%	8.29%	8.35%	5.63%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI USA High Dividend Yield Index (net) is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA (since September 2020).

Portfolio Management

> Richard Sherry, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Sherry has served as a Portfolio Manager of the fund since September 2020.

Virtus KAR Equity Income Fund	7

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

8	Virtus KAR Equity Income Fund

Virtus KAR Global Quality Dividend Fund

Investment Objective

The fund has an investment objective of total return, consisting of both capital appreciation and current income.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.55%	0.63%	0.56%	0.44%
Total Annual Fund Operating Expenses	1.55%	2.38%	1.31%	1.19%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.20)%	(0.28)%	(0.21)%	(0.41)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%	2.10%	1.10%	0.78%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares and 0.78% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$680	$994	$1,330	$2,278
Class C	Sold	$313	$716	$1,245	$2,695
	Held	$213	$716	$1,245	$2,695
Class I	Sold or Held	$112	$395	$698	$1,561
Class R6	Sold or Held	$80	$337	$615	$1,407

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Virtus KAR Global Quality Dividend Fund	9

Investments, Risks and Performance

Principal Investment Strategies

The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, a style-specific index and composite benchmark that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

10	Virtus KAR Global Quality Dividend Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2022, Q4:	13.95%	Worst Quarter:	2020, Q1:	-25.23%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(8/1/2019)
Class I Shares
Return Before Taxes	4.78%	5.73%	5.44%	—
Return After Taxes on Distributions	4.31%	5.09%	4.08%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.77%	4.51%	3.99%	—
Class A Shares
Return Before Taxes	-1.26%	4.29%	4.58%	—
Class C Shares
Return Before Taxes	3.81%	4.69%	4.39%	—
Class R6 Shares
Return Before Taxes	5.14%	—	—	4.04%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%	9.68%
MSCI World High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)	9.12%	8.19%	5.79%	6.47%
Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)	9.12%	8.19%	7.61%	6.47%

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

Performance of the Global Quality Dividend Linked benchmark consists of the MSCI World High Dividend Yield Index (net). The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.

Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Virtus KAR Global Quality Dividend Fund	11

Portfolio Management

> Richard Sherry, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Sherry has served as a Portfolio Manager of the fund since 2009.

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

12	Virtus KAR Global Quality Dividend Fund

Virtus KAR Mid-Cap Core Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.28%	0.28%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.06%	0.96%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.11)%	(0.11)%	(0.11)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.20%	1.95%	0.95%	0.87%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Other Expenses would have been 1.21% for Class A Shares, 1.96% for Class C Shares, 0.96% for Class I Shares and 0.88% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.87% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$666	$932	$1,219	$2,033
Class C	Sold	$298	$635	$1,098	$2,381
	Held	$198	$635	$1,098	$2,381
Class I	Sold or Held	$97	$326	$574	$1,284
Class R6	Sold or Held	$89	$297	$522	$1,170

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Virtus KAR Mid-Cap Core Fund	13

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the medium capitalization sector while seeking to provide the risk characteristics of the less volatile large capitalization S&P 500® Index. The fund invests in a select group of medium market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the subadviser to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell Midcap® Index over the past three years was $1.8 million to $74.2 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Industrial-Related Risk): To the extent the fund focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Medium Market Capitalization Companies Risk: The fund’s investments in medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

14	Virtus KAR Mid-Cap Core Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	21.63%	Worst Quarter:	2020, Q1:	-18.19%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(1/30/2018)
Class I Shares
Return Before Taxes	22.68%	15.28%	12.46%	—
Return After Taxes on Distributions	21.99%	14.99%	12.13%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.90%	12.32%	10.34%	—
Class A Shares
Return Before Taxes	15.65%	13.70%	11.55%	—
Class C Shares
Return Before Taxes	21.47%	14.14%	11.35%	—
Class R6 Shares
Return Before Taxes	22.77%	15.38%	—	10.89%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	10.88%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.23%	12.68%	9.42%	8.17%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Jon Christensen, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Christensen has served as a Portfolio Manager of the fund since 2009.

> Craig Stone, Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the fund since 2009.

Virtus KAR Mid-Cap Core Fund	15

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

16	Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.30%	0.30%	0.18%
Total Annual Fund Operating Expenses	1.25%	2.03%	1.03%	0.91%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.00)%	(0.00)%	(0.00)%	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.25%	2.03%	1.03%	0.83%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares and 0.83% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$670	$925	$1,199	$1,978
Class C	Sold	$306	$637	$1,093	$2,358
	Held	$206	$637	$1,093	$2,358
Class I	Sold or Held	$105	$328	$569	$1,259
Class R6	Sold or Held	$85	$282	$496	$1,112

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Virtus KAR Mid-Cap Growth Fund	17

Investments, Risks and Performance

Principal Investment Strategies

The fund invests in a select group of medium market capitalization growth companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the subadviser to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell Midcap® Index over the past three years was $1.8 million to $74.2 billion. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Medium Market Capitalization Companies Risk: The fund’s investments in medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

18	Virtus KAR Mid-Cap Growth Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	37.97%	Worst Quarter:	2022, Q2:	-25.76%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(1/30/2018)
Class I Shares
Return Before Taxes	22.30%	14.34%	11.91%	—
Return After Taxes on Distributions	22.30%	14.22%	11.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.20%	11.55%	9.78%	—
Class A Shares
Return Before Taxes	15.29%	12.80%	11.02%	—
Class C Shares
Return Before Taxes	21.05%	13.21%	10.80%	—
Class R6 Shares
Return Before Taxes	22.53%	14.55%	—	11.59%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	10.88%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%	10.57%	9.59%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Chris Armbruster, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the fund since January 2020.

> Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.

> Doug Foreman, CFA, Co-Chief Investment Officer, Portfolio Manager and a member of the Executive Management Committee at KAR. Mr. Foreman has served as a Portfolio Manager of the fund since 2012. Mr. Foreman will be retiring on December 31, 2024.

Virtus KAR Mid-Cap Growth Fund	19

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

20	Virtus KAR Mid-Cap Growth Fund

Virtus KAR Small-Cap Core Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.24%	0.25%	0.17%
Total Annual Fund Operating Expenses	1.27%	1.99%	1.00%	0.92%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$931	$1,209	$2,000
Class C	Sold	$302	$624	$1,073	$2,317
	Held	$202	$624	$1,073	$2,317
Class I	Sold or Held	$102	$318	$552	$1,225
Class R6	Sold or Held	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization market. The fund invests in a select group of small market capitalization companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $43,500 to $25.5 billion. Generally, the fund invests in approximately 20 to 40 securities at any given time.

Virtus KAR Small-Cap Core Fund	21

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Industrial-Related Risk): To the extent the fund focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small Market Capitalization Companies Risk: The fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

22	Virtus KAR Small-Cap Core Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2019, Q1:	21.42%	Worst Quarter:	2020, Q1:	-18.28%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(11/12/2014)
Class I Shares
Return Before Taxes	32.38%	19.01%	14.84%	—
Return After Taxes on Distributions	31.11%	17.19%	13.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	20.05%	15.18%	11.85%	—
Class A Shares
Return Before Taxes	24.74%	17.35%	13.89%	—
Class C Shares
Return Before Taxes	31.04%	17.82%	13.69%	—
Class R6 Shares
Return Before Taxes	32.46%	19.10%	—	15.93%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	11.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%	7.50%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Todd Beiley, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Beiley has served as a Portfolio Manager of the fund since 2009.

> Jon Christensen, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Christensen has served as a Portfolio Manager of the fund since 2008.

Virtus KAR Small-Cap Core Fund	23

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

24	Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.29%	0.26%	0.27%	0.17%
Total Annual Fund Operating Expenses	1.36%	2.08%	1.09%	0.99%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$681	$957	$1,254	$2,095
Class C	Sold	$311	$652	$1,119	$2,410
	Held	$211	$652	$1,119	$2,410
Class I	Sold or Held	$111	$347	$601	$1,329
Class R6	Sold or Held	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization growth market. The fund invests in a select group of small market capitalization companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $1.21 million to $24.9 billion. Generally, the fund invests in approximately 20 to 40 securities at any given time.

Virtus KAR Small-Cap Growth Fund	25

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small Market Capitalization Companies Risk: The fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	34.45%	Worst Quarter:	2020, Q1:	-17.27%

26	Virtus KAR Small-Cap Growth Fund

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(1/30/2018)
Class I Shares
Return Before Taxes	20.36%	11.98%	13.38%	—
Return After Taxes on Distributions	18.89%	9.71%	11.73%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.07%	9.62%	11.01%	—
Class A Shares
Return Before Taxes	13.43%	10.43%	12.44%	—
Class C Shares
Return Before Taxes	19.23%	10.89%	12.26%	—
Class R6 Shares
Return Before Taxes	20.50%	12.09%	—	10.43%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	10.88%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.66%	9.22%	7.16%	5.20%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Todd Beiley, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Beiley has served as a Portfolio Manager of the fund since 2008.

> Jon Christensen, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Christensen has served as a Portfolio Manager of the fund since 2009.

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

Virtus KAR Small-Cap Growth Fund	27

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

28	Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.28%	0.29%	0.19%
Total Annual Fund Operating Expenses	1.22%	1.98%	0.99%	0.89%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$667	$916	$1,183	$1,946
Class C	Sold	$301	$621	$1,068	$2,306
	Held	$201	$621	$1,068	$2,306
Class I	Sold or Held	$101	$315	$547	$1,213
Class R6	Sold or Held	$91	$284	$493	$1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small market capitalization sector while seeking to incur less risk than the small capitalization value market. The fund invests in a select group of small market capitalization companies believed by the fund’s subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market

Virtus KAR Small-Cap Value Fund	29

capitalization range of companies included in the Russell 2000® Value Index over the past three years was $43,500 to $25.5 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Industrial-Related Risk): To the extent the fund focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small Market Capitalization Companies Risk: The fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Value Stocks Risk: The fund may underperform when value investing is out of favor or the fund’s investments may not appreciate in value as anticipated.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

30	Virtus KAR Small-Cap Value Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	28.47%	Worst Quarter:	2020, Q1:	-22.08%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
	1 Year	5 Years	10 Years	(11/3/2016)
Class I Shares
Return Before Taxes	19.15%	11.51%	8.00%	—
Return After Taxes on Distributions	18.32%	10.98%	6.89%	—
Return After Taxes on Distributions and Sale of Fund Shares	11.92%	9.13%	6.16%	—
Class A Shares
Return Before Taxes	12.29%	10.00%	7.13%	—
Class C Shares
Return Before Taxes	17.96%	10.40%	6.94%	—
Class R6 Shares
Return Before Taxes	19.19%	11.59%	—	10.28%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	13.99%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%	8.82%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Julie Kutasov, Portfolio Manager and Senior Research Analyst at KAR. Ms. Kutasov has served as a Portfolio Manager of the fund since 2008.

> Craig Stone, Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the fund since 2009.

Virtus KAR Small-Cap Value Fund	31

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

32	Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.30%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.26%	2.04%	1.02%	0.92%
Recapture of expenses previously reimbursed and/or waived(b)	0.00%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses After Recapture	1.26%	2.04%	1.02%	0.93%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under an expense reimbursement arrangement for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$671	$928	$1,204	$1,989
Class C	Sold	$307	$640	$1,098	$2,369
	Held	$207	$640	$1,098	$2,369
Class I	Sold or Held	$104	$325	$563	$1,248
Class R6	Sold or Held	$95	$294	$510	$1,132

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap markets. The fund invests in a select group of small and mid-market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Virtus KAR Small-Mid Cap Core Fund	33

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small and medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2500TM Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2500TM Index over the past three years was $43,500 to $49.5 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

34	Virtus KAR Small-Mid Cap Core Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	28.26%	Worst Quarter:	2022, Q2:	-17.20%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

			Since
			Inception
	1 Year	5 Years	(3/7/2018)
Class I Shares
Return Before Taxes	23.61%	15.83%	11.85%
Return After Taxes on Distributions	23.61%	15.76%	11.71%
Return After Taxes on Distributions and Sale of Fund Shares	13.98%	12.80%	9.50%
Class A Shares
Return Before Taxes	16.51%	14.22%	10.47%
Class C Shares
Return Before Taxes	22.35%	14.67%	10.72%
Class R6 Shares
Return Before Taxes	23.75%	15.92%	11.93%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.62%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%	7.60%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Jon Christensen, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Christensen has served as a Portfolio Manager of the fund since inception in 2018.

> Julie Kutasov, Portfolio Manager and Senior Research Analyst at KAR. Ms. Kutasov has served as a Portfolio Manager of the fund since inception in 2018.

> Craig Stone, Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the fund since inception in 2018.

Virtus KAR Small-Mid Cap Core Fund	35

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

36	Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Growth Fund

Investment Objective

The fund has an investment objective of long-term capital appreication.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.24%	1.17%	1.23%	1.10%
Total Annual Fund Operating Expenses	2.24%	2.92%	1.98%	1.85%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.94)%	(0.87)%	(0.93)%	(0.86)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.30%	2.05%	1.05%	0.99%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.30% for Class A Shares, 2.05% for Class C Shares, 1.05% for Class I Shares and 0.99% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$675	$1,126	$1,603	$2,914
Class C	Sold	$308	$822	$1,461	$3,181
	Held	$208	$822	$1,461	$3,181
Class I	Sold or Held	$107	$531	$981	$2,231
Class R6	Sold or Held	$101	$498	$921	$2,099

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Virtus KAR Small-Mid Cap Growth Fund	37

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap growth markets. The fund invests in a select group of small and mid capitalization companies believed by the subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small- and mid-market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small- and mid-market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2500TM Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 2500TM Growth Index over the past three years was $1.21 million to $40.8 billion. Generally, the fund invests in approximately 20 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

38	Virtus KAR Small-Mid Cap Growth Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2021, Q2:	9.59%	Worst Quarter:	2022, Q2:	-18.24%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

		Since
		Inception
	1 Year	(12/8/2020)
Class I Shares
Return Before Taxes	18.92%	-0.23%
Return After Taxes on Distributions	18.92%	-0.23%
Return After Taxes on Distributions and Sale of Fund Shares	11.20%	-0.17%
Class A Shares
Return Before Taxes	12.15%	-2.32%
Class C Shares
Return Before Taxes	17.73%	-1.23%
Class R6 Shares
Return Before Taxes	18.90%	-0.20%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	9.39%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	18.93%	-1.24%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2500TM Growth Index is a market capitalization-weighted index of growth oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Julie Biel, CFA, Portfolio Manager and Senior Research Analyst at KAR. Ms. Biel has served as a Portfolio Manager of the fund since inception in December 2020.

> Chris Wright, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Wright has served as Portfolio Manager of the fund since March 2022.

Virtus KAR Small-Mid Cap Growth Fund	39

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

40	Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Value Fund

Investment Objective

The fund seeks an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.29%	1.31%	1.41%	1.27%
Total Annual Fund Operating Expenses	2.19%	2.96%	2.06%	1.92%
Less: Fee Waiver and/or Expense Reimbursement(b)	(1.02)%	(1.04)%	(1.14)%	(1.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.17%	1.92%	0.92%	0.82%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.17% for Class A Shares, 1.92% for Class C Shares, 0.92% for Class I Shares and 0.82% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$663	$1,105	$1,572	$2,859
Class C	Sold	$295	$818	$1,466	$3,206
	Held	$195	$818	$1,466	$3,206
Class I	Sold or Held	$94	$535	$1,003	$2,299
Class R6	Sold or Held	$84	$496	$934	$2,154

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Virtus KAR Small-Mid Cap Value Fund	41

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap value markets. The fund invests in a select group of small and mid-market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small and medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2500TM Value Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2500TM Value Index over the past three years was $43,500 to $49.5 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding for new holdings the subadviser deems more attractive.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Value Stocks Risk: The fund may underperform when value investing is out of favor or the fund’s investments may not appreciate in value as anticipated.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> New Fund Risk: The fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

42	Virtus KAR Small-Mid Cap Value Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2023, Q4:	12.42%	Worst Quarter:	2022, Q1:	-11.90%

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

		Since
		Inception
	1 Year	(8/3/2021)
Class I Shares
Return Before Taxes	16.95%	-1.39%
Return After Taxes on Distributions	16.75%	-1.55%
Return After Taxes on Distributions and Sale of Fund Shares	10.17%	-1.06%
Class A Shares
Return Before Taxes	10.29%	-3.91%
Class C Shares
Return Before Taxes	15.83%	-2.37%
Class R6 Shares
Return Before Taxes	17.11%	-1.30%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	3.82%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	2.62%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2500TM Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.

Portfolio Management

> Julie Kutasov, Portfolio Manager and Senior Research Analyst at KAR. Ms. Kutasov has served as a Portfolio Manager of the fund since inception in August 2021.

> Craig Stone, Co-Chief Investment Officer, Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the fund since inception in August 2021.

Virtus KAR Small-Mid Cap Value Fund	43

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

44	Virtus KAR Small-Mid Cap Value Fund

Virtus SGA Global Growth Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.37%	0.38%	0.27%
Total Annual Fund Operating Expenses	1.45%	2.17%	1.18%	1.07%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.12)%	(0.09)%	(0.10)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.33%	2.08%	1.08%	0.90%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.33% for Class A Shares, 2.08% for Class C Shares, 1.08% for Class I Shares and 0.90% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$972	$1,288	$2,180
Class C	Sold	$311	$670	$1,156	$2,496
	Held	$211	$670	$1,156	$2,496
Class I	Sold or Held	$110	$365	$639	$1,423
Class R6	Sold or Held	$92	$323	$574	$1,290

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Virtus SGA Global Growth Fund	45

Investments, Risks and Performance

Principal Investment Strategies

The fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the fund will invest primarily in equity securities, with at least 40% of the fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund’s subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. The fund may invest up to 25% of its net assets in the securities of companies located in countries included in the MSCI Emerging Markets Index.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations, but will generally invest in large and medium capitalization companies and convertible securities of any duration. As of the date of this prospectus, the fund’s subadviser considers large and medium sized companies to be those with market capitalizations over $25 billion and from $5 billion to $25 billion, respectively, at the time of purchase. The fund will allocate its assets among various regions and countries (but no fewer than three non-U.S. countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the fund’s risk exposure to adverse fluctuations in currency exchange rates.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

> ESG Risk: The fund’s consideration of ESG factors could cause the fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Convertible Securities Risk: The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

46	Virtus SGA Global Growth Fund

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Geographic Concentration Risk: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Medium Market Capitalization Companies Risk: The fund’s investments in medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information

The fund is the successor of American Beacon SGA Global Growth Fund, a series of American Beacon Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund, which occurred on May 3, 2019. The fund has adopted the past performance of the Predecessor Fund as its own. The performance shown below represents the performance of the Predecessor Fund directly since October 4, 2013, and the returns of an earlier predecessor from December 31, 2011 to October 4, 2013 that was adopted by the Predecessor Fund. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund's and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	25.43%	Worst Quarter:	2022, Q2:	-19.33%

Virtus SGA Global Growth Fund	47

Average Annual Total Returns (for the periods ended 12/31/23; includes returns of the Predecessor Fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	26.92%	11.99%	9.88%
Return After Taxes on Distributions	26.92%	11.22%	9.05%
Return After Taxes on Distributions and Sale of Fund Shares	15.93%	9.46%	7.88%
Class A Shares
Return Before Taxes	19.62%	10.47%	9.12%
Class C Shares
Return Before Taxes	25.70%	10.89%	8.93%
Class R6 Shares
Return Before Taxes	27.17%	12.25%	10.22%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%
MSCI All Country World Growth Index (net) (reflects no deduction for fees, expenses or taxes)	33.22%	14.58%	10.06%

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World Growth Index (net) is designed to measure the equity market performance of companies with higher growth values in developed and emerging markets. The MSCI All Country World Growth Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Sustainable Growth Advisers, LP (“SGA”), an affiliate of VIA.

Portfolio Management

> Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since January 2021.

> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since July 2022.

> Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund and its predecessor funds since inception in 2010.

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional

48	Virtus SGA Global Growth Fund

investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

Virtus SGA Global Growth Fund	49

Virtus Tactical Allocation Fund

Investment Objective

The fund has investment objectives of capital appreciation and income.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.32%	0.31%	0.22%
Total Annual Fund Operating Expenses	1.07%	1.87%	0.86%	0.77%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.12)%	(0.10)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.99%	1.75%	0.76%	0.60%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.75% for Class C Shares, 0.76% for Class I Shares and 0.60% for Class R6 Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$645	$864	$1,100	$1,777
Class C	Sold	$278	$576	$1,000	$2,181
	Held	$178	$576	$1,000	$2,181
Class I	Sold or Held	$78	$264	$467	$1,052
Class R6	Sold or Held	$61	$229	$411	$938

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

50	Virtus Tactical Allocation Fund

Investments, Risks and Performance

Principal Investment Strategies

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the fund’s subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 1000® Index was $67.5 million to $3.09 trillion. The fund’s non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $40.4 billion.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Virtus Tactical Allocation Fund	51

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

> Long-Term Maturities/Durations Risk: Debt instruments with longer maturities or durations may experience greater price fluctuations than instruments having shorter maturities or durations.

> Mortgage-Backed and Asset-Backed Securities Risk: Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

> Municipal Securities Risk: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the fund to decrease in value, perhaps significantly.

> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, two style-specific indexes that reflect the market sectors in which the fund invests, and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter:	2020, Q2:	22.60%	Worst Quarter:	2022, Q2:	-19.62%

52	Virtus Tactical Allocation Fund

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class I	Class R6
	1 Year	5 Years	10 Years	(1/29/2019)	(10/20/2020)
Class A Shares
Return Before Taxes	15.65%	8.31%	5.31%	—	—
Return After Taxes on Distributions	14.98%	7.07%	3.86%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	9.51%	6.32%	3.79%	—	—
Class C Shares
Return Before Taxes	21.42%	8.70%	5.10%	—	—
Class I Shares
Return Before Taxes	22.60%	—	—	8.61%	—
Class R6 Shares
Return Before Taxes	22.77%	—	—	—	0.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	1.01%	-2.84%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%	10.65%	9.10%
MSCI All Country World ex USA SMID Cap Index (net) (reflects no deduction for fees, expenses or taxes)	15.79%	7.07%	4.38%	5.78%	5.24%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%	18.58%	11.18%
Tactical Allocation Fund Linked Benchmark (reflects no deduction for fees, expenses or taxes)	22.87%	10.48%	8.37%	9.90%	4.88%

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Effective June 4, 2019, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index, 15% MSCI All Country World ex USA SMID Cap Index, and 40% Bloomberg U.S. Aggregate Bond Index. From September 7, 2016 to June 3, 2019, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Performance of the Tactical Allocation Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (equity portion), an affiliate of VIA, and Newfleet Asset Management, (“Newfleet”) (fixed income portion), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.

Portfolio Management

> David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager of Newfleet, has managed the fund since 2012.

> Chris Armbruster, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the fund since October 2020.

> Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.

> Doug Foreman, CFA, Co-Chief Investment Officer, Portfolio Manager and a member of the Executive Management Committee at KAR. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016. Mr. Foreman will be retiring on December 31, 2024.

Virtus Tactical Allocation Fund	53

> Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the fund since October 2020.

> Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since June 2019.

> Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since June 2019.

Purchase and Sale of Fund Shares

Minimum initial investments applicable to Class A and Class C Shares:

▪ $2,500, generally

▪ $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100, generally

▪ No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares. Ask your financial professional or visit your financial intermediary’s website for more information.

54	Virtus Tactical Allocation Fund

More Information About Fund Expenses

VIA has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) through January 31, 2025 of the funds listed below, so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Capital Growth Fund	1.47%(*)	2.22%(*)	1.22%(*)	0.73%
Virtus KAR Equity Income Fund	1.20%	1.95%	0.95%	0.91%
Virtus KAR Global Quality Dividend Fund	1.35%	2.10%	1.10%	0.78%
Virtus KAR Mid-Cap Core Fund	1.20%	1.95%	0.95%	0.87%
Virtus KAR Mid-Cap Growth Fund	1.40%(*)	2.15%(*)	1.15%(*)	0.83%
Virtus KAR Small-Cap Growth Fund	1.50%(*)	2.25%(*)	1.25%(*)	1.18%(*)
Virtus KAR Small-Cap Value Fund	1.42%(*)	2.17%(*)	1.17%(*)	1.06%(*)
Virtus KAR Small-Mid Cap Core Fund	1.30%(*)	2.05%(*)	1.05%(*)	0.97%(*)
Virtus KAR Small-Mid Cap Growth Fund	1.30%	2.05%	1.05%	0.99%
Virtus KAR Small-Mid Cap Value Fund	1.17%	1.92%	0.92%	0.82%
Virtus SGA Global Growth Fund	1.33%	2.08%	1.08%	0.90%
Virtus Tactical Allocation Fund	0.99%	1.75%	0.76%	0.60%

(*) Class expenses currently at or below the capped level.

Following the contractual period, VIA may discontinue these and/or prior arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the applicable fund(s) to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

For those funds operating under an expense reimbursement arrangement or fee waiver during the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers were:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Capital Growth Fund	1.22%	2.06%	1.00%	0.73%
Virtus KAR Equity Income Fund	1.19%	1.94%	0.94%	0.90%
Virtus KAR Global Quality Dividend Fund	1.35%	2.10%	1.10%	0.79%
Virtus KAR Mid-Cap Core Fund	1.21%	1.96%	0.96%	0.88%
Virtus KAR Mid-Cap Growth Fund	1.25%	2.03%	1.02%	0.82%
Virtus KAR Small-Cap Core Fund	1.27%	1.99%	1.00%	0.92%
Virtus KAR Small-Cap Growth Fund	1.36%	2.08%	1.09%	0.99%
Virtus KAR Small-Cap Value Fund	1.21%	1.97%	0.98%	0.89%
Virtus KAR Small-Mid Cap Core Fund	1.26%	2.04%	1.01%	0.92%
Virtus KAR Small-Mid Cap Growth Fund	1.30%	2.05%	1.05%	0.99%
Virtus KAR Small-Mid Cap Value Fund	1.17%	1.92%	0.92%	0.82%
Virtus SGA Global Growth Fund(*)	1.34%	2.09%	1.09%	0.90%
Virtus Tactical Allocation Fund	0.99%	1.75%	0.76%	0.60%

(*) Reflects blended rate under current and previous expense reimbursement arrangements

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective and shareholders will be provided with at least 60 days advance notice of such change. There is no guarantee that a fund will achieve its objective.

Virtus Mutual Funds	55

Please see the SAI for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.

56	Virtus Mutual Funds

Virtus KAR Capital Growth Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital growth.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 65% of its assets in equity securities of large market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 1000® Growth Index over the past three years was $86.3 million to $3.09 trillion. The fund’s policy of investing 65% of its assets in large market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. The fund may also invest in small and medium capitalization companies. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Capital Growth Fund	57

Virtus KAR Equity Income Fund

Non-Fundamental Investment Objective:

The fund has investment objectives of capital appreciation and current income.

Principal Investment Strategies:

The fund invests in a diversified portfolio of primarily mature high-quality U.S. companies, or companies with significant economic ties to the U.S., with high dividend yields. The fund may invest in issuers of securities that are traded on a non-U.S. exchange if the fund’s subadviser considers the issuer a U.S. company or a company with significant economic ties to the U.S., including through depositary receipts. In determining whether an issuer is a U.S. company for this purpose, the subadviser evaluates the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine to which country’s economic fortunes and risks the issuer’s assets are primarily exposed. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund’s policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

58	Virtus KAR Equity Income Fund

Virtus KAR Global Quality Dividend Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of total return, consisting of both capital appreciation and current income.

Principal Investment Strategies:

The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund’s policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Global Quality Dividend Fund	59

Virtus KAR Mid-Cap Core Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell Midcap® Index over the past three years was $1.8 million to $74.2 billion. The fund’s policy of investing at least 80% of its assets in medium market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

60	Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell Midcap® Index over the past three years was $1.8 million to $74.2 billion. The fund’s policy of investing 80% of its assets in medium market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry; or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements; or for valuation reasons.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Mid-Cap Growth Fund	61

Virtus KAR Small-Cap Core Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $43,500 to $25.5 billion. The fund’s policy of investing 80% of its assets in small market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 20 to 40 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

62	Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $1.21 million to $24.9 billion. The fund’s policy of investing 80% of its assets in small market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 20 to 40 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Small-Cap Growth Fund	63

Virtus KAR Small-Cap Value Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2000® Value Index over the past three years was $43,500 to $25.5 billion. The fund’s policy of investing 80% of its assets in small market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

64	Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small and medium market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2500TM Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2500TM Index over the past three years was $43,500 to $49.5 billion.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund expects to hold approximately 25 to 35 securities at any given time.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Small-Mid Cap Core Fund	65

Virtus KAR Small-Mid Cap Growth Fund

Non-Fundamental Investment Objective:

The fund seeks an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap growth markets. The fund invests in a select group of small and mid-market capitalization companies believed by the subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry and its financial structure. The subadviser uses proprietary models to assist in its analysis.

Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small- and mid-market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small- and mid-market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2500TM Growth Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 2500TM Growth Index over the past three years was $1.21 million to $40.8 billion.

To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 20 to 35 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

66	Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Value Fund

Non-Fundamental Investment Objective:

The fund seeks an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap markets. The fund invests in a select group of small and mid-market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in Exchange Traded Funds (“ETFs”) and Mutual Funds but investment in such securities is a non-principal strategy. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small and medium market capitalization companies. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. As of the date of this Prospectus, the fund’s subadviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2500TM Value Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2500TM Value Index over the past three years was $43,500 to $49.5 billion.

To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity and inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 35 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding for new holdings the subadviser deems more attractive.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

Virtus KAR Small-Mid Cap Value Fund	67

Virtus SGA Global Growth Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the fund will invest primarily in equity securities, with at least 40% of the fund’s net assets plus the amount of any borrowings for investment purposes in issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund’s subadviser, SGA, considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. The fund may invest up to 25% of its net assets plus the amount of any borrowings for investment purposes in the securities of companies located in countries included in the MSCI Emerging Markets Index.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations, but will generally invest in large and medium capitalization companies and convertible securities of any duration. The fund’s subadviser considers large and medium sized companies to be those with market capitalizations over $25 billion and from $5 billion to $25 billion, respectively, at the time of purchase. The fund will allocate its assets among various regions and countries (but no fewer than three non-U.S. countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to certain sectors may be lower at a future date, and the fund’s exposure to other market sectors may be higher.

SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the fund’s risk exposure to adverse fluctuations in currency exchange rates. The fund may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

68	Virtus SGA Global Growth Fund

Virtus Tactical Allocation Fund

Non-Fundamental Investment Objective:

The fund has investment objectives of capital appreciation and income.

Principal Investment Strategies:

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 1000® Index over the past three years was $67.5 million to $3.09 trillion.

The equity subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio.

For the fund’s non-U.S. equity allocation, the fund invests in a select group of small-cap and mid-cap companies believed by the fund’s equity subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund’s non-U.S. equity investments are principally in small and mid-capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of September 30, 2023 the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $40.4 billion. The equity subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

To the extent consistent with the fund’s investment objective and strategies, the fund’s equity subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the equity subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the equity subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the equity subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the equity subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the equity subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered.

Under normal circumstances, the fixed income portion of the fund is invested in the following sectors of fixed income securities:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

▪ High-yield debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. If after the time of investment the rating declines, the fund is not obligated to sell the security.

Securities are selected using a sector rotation approach. The fixed income subadviser seeks to adjust the proportion of the fund’s fixed income investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

The fixed income portion of the fund utilizes a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the average duration of the fixed income portion of the fund is maintained

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at a level similar to that of its fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index. As of September 30, 2023, the modified adjusted duration of the Bloomberg U.S. Aggregate Bond Index was 6.15 years. Typically, for a fund maintaining a modified adjusted duration of 6.15 years, a one percent increase in interest rates would cause a 6.15% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 6.15%.

Fixed income securities generally will be sold if, in the opinion of the subadviser, they become overvalued, fundamentals change, or portfolio management considerations warrant.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

70	Virtus Tactical Allocation Fund

More Information About Risks Related to Principal Investment Strategies

Each fund may not achieve its objective(s), and each fund is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which a fund invests can be worse than expected and investments may fail to perform as the adviser or a subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in each fund are identified in the below table and described in detail following the table. The risks are listed in alphabetical order, which is not necessarily indicative of importance. For certain funds, the indicated risks apply indirectly through the fund’s investments in other funds.

Risks	Virtus KAR Capital Growth Fund	Virtus KAR Equity Income Fund	Virtus KAR Global Quality Dividend Fund	Virtus KAR Mid-Cap Core Fund	Virtus KAR Mid-Cap Growth Fund	Virtus KAR Small-Cap Core Fund	Virtus KAR Small- Cap Growth Fund	Virtus KAR Small-Cap Value Fund	Virtus KAR Small- Mid Cap Core Fund	Virtus KAR Small-Mid Cap Growth Fund	Virtus KAR Small-Mid Cap Value Fund	Virtus SGA Global Growth Fund	Virtus Tactical Allocation Fund
Allocation													X
Bank Loans													X
Convertible Securities												X
Debt Instruments												X	X
Credit												X	X
Interest Rate													X
Long-Term Maturities/ Durations													X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X	X
Equity Securities	X	X	X	X	X	X	X	X	X	X	X	X	X
Growth Stocks	X				X		X			X		X	X
Large Market Capitalization Companies	X	X	X									X	X
Medium Market Capitalization Companies				X	X							X
Small Market Capitalization Companies						X	X	X
Small and Medium Market Capitalization Companies	X	X	X						X	X	X		X
Value Stocks								X			X
ESG Consideration												X
Foreign Investing	X		X	X	X	X	X	X	X	X	X	X	X
Currency Rate	X		X	X	X	X	X	X	X	X	X	X	X
Emerging Market Investing												X	X
Foreign Currency Transactions
Geographic Concentration												X
High-Yield/High Risk Fixed Income Securities (“Junk Bonds”)													X
Limited Number of Investments	X	X	X	X	X	X	X	X	X	X	X	X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Backed and Asset-Backed Securities													X
Municipal Securities													X
New Fund											X
Preferred Stocks												X	X
Redemption	X	X	X	X	X	X	X	X	X	X	X	X	X
Sector Focused Investing	X			X	X	X	X	X	X			X
Industrial Related Risk				X		X		X
Technology Related Risk	X				X				X			X
U.S. Government Securities													X

Allocation

A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

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Bank Loans

Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, a fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt instruments or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Debt Instruments

Debt instruments are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect an instrument’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt instruments include the following:

▪ Credit Risk. There is a risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions exist in the market of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment-grade are especially susceptible to this risk.

▪ Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for investments.

Certain instruments pay interest at variable or floating rates. Variable rate instruments reset at specified intervals, while floating rate instruments reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the instrument. However, some instruments do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these instruments may fluctuate significantly when interest rates change.

To the extent that a fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

Actions by governmental entities may also impact certain instruments in which the funds invest. For example, certain instruments in which the funds invested may have relied in some fashion upon the London Interbank Offer Rate (“LIBOR”). LIBOR historically had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, has recommended an alternative reference rate derived from short-term repurchase agreements backed by Treasury securities, the Secured Overnight Financing Rate. Certain debt instruments in which a fund invests or derivatives contracts of the fund may continue to reference synthetic LIBOR or may have converted from LIBOR to an alternative reference rate. Although the structured transition to alternative reference rates is

72	Virtus Mutual Funds

designed to mitigate the risks of disruption to financial markets, such risks continue to exist. The transition from LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the funds on issuers of instruments in which the funds invest, and on the financial markets generally.

▪ Long-Term Maturities/Durations Risk. Fixed income instruments with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than instruments with shorter maturities or durations.

Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the fund and may negatively impact the fund’s performance.

Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by a fund goes down, the value of the fund’s shares will be affected.

▪ Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

▪ Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

▪ Medium Market Capitalization Companies Risk. Medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

▪ Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

▪ Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

▪ Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

ESG Consideration

A fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not use such considerations. The relevance and weightings of specific ESG factors may vary across asset classes, sectors and strategies and no one factor is determinative. ESG factors are qualitative and subjective by nature and there are significant differences in interpretations of what it means for a company to have positive or negative ESG factors. There is no guarantee that the factors utilized by a fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor, and the factors analyzed by the subadviser may differ from the factors any particular investor considers relevant in evaluating ESG practices. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the funds may invest in companies that do not reflect the beliefs and values of any particular investor.

The ESG factors that may be evaluated as part of a fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require a fund to modify or alter its investment process with respect to ESG integration.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic, geopolitical, and political

Virtus Mutual Funds	73

developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition , a fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a fund. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk. Risks associated with foreign investing include the following:

▪ Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

▪ Emerging Market Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the imposition of sanctions and risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

▪ Foreign Currency Transactions Risk. A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such transactions may not prove successful or may have the effect of limiting gains from favorable markets movements.

A fund may use derivatives to acquire positions in various currencies, which presents the risk that the fund could lose money on its exposure to a particular currency and also lose money on the derivative. A fund also may take positions in currencies that do not correlate to the currency exposure presented by the fund’s other investments. As a result, the fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.

Geographic Concentration

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”)

Securities rated below the four highest rating categories of a nationally recognized statistical rating organization, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among these nationally recognized statistical rating organizations is used to determine the security’s classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for a fund’s subadviser to accurately predict risk. There is a greater risk with junk bonds that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative. In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield instruments held by a fund.

Limited Number of Investments

There is a risk that a fund’s portfolio may be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

Market Volatility

The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Instability in the financial markets may expose each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken

74	Virtus Mutual Funds

a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, or other events could have a significant impact on a fund and its investments, hampering the ability of a fund’s portfolio manager(s) to invest a fund’s assets as intended.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Securities

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. Certain factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of a fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

New Fund

A new fund may experience additional risk. There can be no assurance that the fund will grow to an economically viable size, in which case the fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.

Preferred Stocks

Preferred stocks may provide a higher dividend rate than the interest yield on debt instruments of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt instruments, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt instruments, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

Redemption

The redemption by one or more large shareholders or groups of shareholders of their holdings in a fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs.

Sector Focused Investing

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a

Virtus Mutual Funds	75

fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

▪ Industrial-Related Risk. Funds that focus their investments in industrial companies will be subject to risks particular to that sector, including supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

▪ Technology-Related Risk. Funds that make significant investments in the technology sectors will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

U.S. Government Securities

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Management of the Funds

The Adviser

VIA (also the “Adviser”) is the investment adviser to the funds and is located at One Financial Plaza, Hartford, CT 06103. VIA acts as the investment adviser for over 70 mutual funds and as adviser to institutional clients. As of September 30, 2023, VIA had approximately $45.3 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly- owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), a publicly traded multi-manager asset management business.

Subject to the direction of the funds’ Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers and recommending their hiring, termination and replacement.

VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. Each subadviser manages the investments of its respective fund(s) to conform with its investment policies as described in this prospectus.

Fund	Subadviser
Virtus KAR Capital Growth Fund	KAR
Virtus KAR Equity Income Fund	KAR
Virtus KAR Global Quality Dividend Fund	KAR
Virtus KAR Mid-Cap Core Fund	KAR
Virtus KAR Mid-Cap Growth Fund	KAR
Virtus KAR Small-Cap Core Fund	KAR
Virtus KAR Small-Cap Growth Fund	KAR
Virtus KAR Small-Cap Value Fund	KAR
Virtus KAR Small-Mid Cap Core Fund	KAR
Virtus KAR Small-Mid Cap Growth Fund	KAR
Virtus KAR Small-Mid Cap Value Fund	KAR
Virtus SGA Global Growth Fund	SGA
Virtus Tactical Allocation Fund	KAR (equity portion) Newfleet (fixed income portion)

Management Fees

Each fund pays the Adviser an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:

Virtus KAR Small-Cap Core Fund	0.75%
Virtus KAR Small-Cap Value Fund	0.70%

	First $400 million	$400+ million through $1 billion	$1+ billion
Virtus KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 million	Over $500 million
Virtus KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 billion	Over $1 billion
Virtus KAR Small-Mid Cap Core Fund	0.75%	0.70%

76	Virtus Mutual Funds

Virtus KAR Small-Mid Cap Growth Fund	0.75%	0.70%
Virtus KAR Small-Mid Cap Value Fund	0.65%	0.60%
Virtus SGA Global Growth Fund	0.80%	0.75%

	First $1 billion	$1+ billion through $2 billion	$2+ billion
Virtus KAR Capital Growth Fund	0.70%	0.65%	0.60%
Virtus KAR Equity Income Fund	0.75%	0.70%	0.65%
Virtus KAR Global Quality Dividend Fund	0.75%	0.70%	0.65%
Virtus KAR Mid-Cap Core Fund	0.80%	0.75%	0.70%
Virtus Tactical Allocation Fund	0.55%	0.50%	0.45%

In its last fiscal year, each fund paid fees to the Adviser at the following percentage of average net assets:

Virtus KAR Capital Growth Fund	0.70%
Virtus KAR Equity Income Fund	0.75%
Virtus KAR Global Quality Dividend Fund	0.75%
Virtus KAR Mid-Cap Core Fund	0.78%
Virtus KAR Mid-Cap Growth Fund	0.73%
Virtus KAR Small-Cap Core Fund	0.75%
Virtus KAR Small-Cap Growth Fund	0.82%
Virtus KAR Small-Cap Value Fund	0.70%
Virtus KAR Small-Mid Cap Core Fund	0.74%
Virtus KAR Small-Mid Cap Growth Fund	0.75%
Virtus KAR Small-Mid Cap Value Fund	0.65%
Virtus SGA Global Growth Fund	0.80%
Virtus Tactical Allocation Fund	0.55%

The Subadvisers

KAR, an affiliate of VIA, is located at 2000 Avenue of the Stars, Suite 1110, Los Angeles, CA 90067. As of September 30, 2023, KAR managed approximately $52.8 billion, of which $37.0 billion was regulatory assets under management and $15.8 billion was model/emulation assets under contract. Model/emulation assets refer to assets that KAR is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

SGA, an affiliate of VIA, is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was co-founded by George P. Fraise, Gordon M. Marchand, and Robert L. Rohn in 2003. SGA is a registered investment advisor and provides investment advice to institutional and individual clients, private investment companies and mutual funds. As of September 30, 2023, SGA managed approximately $23.1 billion, of which $20.7 billion was regulatory assets under management and $2.4 billion was model/emulation assets under contract. Model/emulation assets refer to assets that SGA is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

Virtus Fixed Income Advisers, LLC, (“VFIA”) an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet, in subadvising the fixed income portion of Virtus Tactical Allocation Fund as described herein. As of September 30, 2023, the three divisions that make up VFIA had approximately $34.1 billion in aggregate assets under management.

Newfleet, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2023, Newfleet had approximately $13.2 billion in assets under management.

VIA pays each respective subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

Virtus KAR Capital Growth Fund	50% of Net Advisory Fee
Virtus KAR Equity Income Fund	50% of Net Advisory Fee
Virtus KAR Global Quality Dividend Fund	50% of Net Advisory Fee
Virtus KAR Mid-Cap Core Fund	50% of Net Advisory Fee
Virtus KAR Mid-Cap Growth Fund	50% of Net Advisory Fee
Virtus KAR Small-Cap Core Fund	50% of Net Advisory Fee
Virtus KAR Small-Cap Growth Fund	50% of Net Advisory Fee
Virtus KAR Small-Cap Value Fund	50% of Net Advisory Fee
Virtus KAR Small-Mid Cap Core Fund	50% of Net Advisory Fee
Virtus KAR Small-Mid Cap Growth Fund	50% of Net Advisory Fee
Virtus KAR Small-Mid Cap Value Fund	50% of Net Advisory Fee
Virtus SGA Global Growth Fund	50% of Net Advisory Fee
Virtus Tactical Allocation Fund	50% of Net Advisory fee to KAR (equity portion) 50% of Net Advisory Fee to Newfleet (fixed income portion)

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements of the funds is available in the funds’ semiannual report covering the period October 1, 2022 through March 31, 2023.

Virtus Mutual Funds	77

The funds operate under a “manager of managers” structure, in which the Adviser provides general management services to the funds, including overall supervisory responsibility for the general management and investment of the funds’ assets, and the Adviser has the ultimate responsibility, subject to oversight by the funds’ Board of Trustees, to oversee the funds’ subadvisers and recommend their hiring, termination and replacement.

Virtus KAR Equity Income Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Value Fund and the Adviser have received shareholder approval to rely on an exemptive order and additional exemptive relief from SEC that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under the 1940 Act and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the fund to disclose its advisory fees as follows: (a) advisory fees paid by the fund to the Adviser and the subadvisory fees paid by the Adviser to wholly-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by the Adviser to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

All other funds in this prospectus and the Adviser have received shareholder approval to rely on an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

To the extent that more than one individual is listed for a given fund, the following individuals are jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

KAR

Virtus KAR Capital Growth Fund	Chris Armbruster, CFA (since January 2020) Noran Eid (since October 2023) Doug Foreman, CFA (since 2011, retiring on December 31, 2024)
Virtus KAR Equity Income Fund	Richard Sherry, CFA (since September 2020)
Virtus KAR Global Quality Dividend Fund	Richard Sherry, CFA (since 2009)
Virtus KAR Mid-Cap Core Fund	Jon Christensen, CFA (since 2009) Craig Stone (since 2009)
Virtus KAR Mid-Cap Growth Fund	Chris Armbruster, CFA (since January 2020) Noran Eid (since October 2023) Doug Foreman, CFA (since 2012, retiring on December 31, 2024)
Virtus KAR Small-Cap Core Fund	Todd Beiley, CFA (since 2009) Jon Christensen, CFA (since 2008)
Virtus KAR Small-Cap Growth Fund	Todd Beiley, CFA (since 2008) Jon Christensen, CFA (since 2009)
Virtus KAR Small-Cap Value Fund	Julie Kutasov (since 2008) Craig Stone (since 2009)
Virtus KAR Small-Mid Cap Core Fund	Jon Christensen, CFA (since inception in March 2018) Julie Kutasov (since inception in March 2018) Craig Stone (since inception in March 2018)
Virtus KAR Small-Mid Cap Growth Fund	Julie Biel, CFA (since inception in December 2020) Chris Wright, CFA (since March 2022)
Virtus KAR Small-Mid Cap Value Fund	Julie Kutasov (since inception in August 2021) Craig Stone (since inception in August 2021)
Virtus Tactical Allocation Fund (equity portion only)

Chris Armbruster, CFA (since October 2020)
Noran Eid (since October 2023)
Doug Foreman, CFA (since September 2016, retiring on December 31, 2024)
Hyung Kim (since June 2019)
Craig Thrasher, CFA (since June 2019)

Chris Armbruster, CFA. Mr. Armbruster is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the large-capitalization communication services, consumer discretionary, health care, and technology sectors. Before joining KAR in 2013, Mr. Armbruster worked at B. Riley & Co. as an associate analyst covering special situations, and at Al Frank Asset Management as a vice president in equity research. He has approximately 18 years of investment industry experience.

Todd Beiley, CFA. Mr. Beiley is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the small- and mid-capitalization financials (insurance) sectors. Before joining KAR in 2002, Mr. Beiley was an associate analyst in equity research at Prudential Securities and before that was an equity research associate at RNC Capital Management. He has approximately 24 years of equity research experience.

78	Virtus Mutual Funds

Julie Biel, CFA. Ms. Biel is a Portfolio Manager and Senior Research Analyst at KAR, with primary research responsibilities for the small- and mid-capitalization technology and health care sectors. Before joining KAR in 2013, Ms. Biel worked as an Equity Research Associate at Imperial Capital and before that was an as an Equity Research Associate at Merrill Lynch. She has 15 years of equity research experience.

Jon Christensen, CFA. Mr. Christensen is a Portfolio manager and Senior Research Analyst at KAR with primary research responsibilities for the small- and mid-capitalization health care and industrials sectors. Before joining KAR in 2001, he was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen has approximately 28 years of equity research experience.

Noran Eid. Ms. Eid is a Portfolio Manager and Senior Research Analyst with primary research responsibilities for mid-cap growth and large-cap portfolios in the consumer discretionary, information technology, and health care sectors. Before joining KAR in May 2018, Ms. Eid was an investment analyst with Sands Capital Management from (2013 to 2017). She has approximately 12 years of equity research experience.

Doug Foreman, CFA. Mr. Foreman is Co-Chief Investment Officer (since January 2014), playing a leadership role in KAR’s equity investment operations and is a member of the Executive Management Committee. Before joining KAR in 2011, Mr. Foreman was Director of Equities at HighMark Capital Management and before that he was Group Managing Director and Chief Investment Officer of U.S. equities at Trust Company of the West (TCW). He has approximately 37 years of investment experience.

Hyung Kim. Mr. Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017) with primary research responsibilities for the Emerging Markets and International Small Cap Portfolios. Prior to joining KAR, Mr. Kim was an International Equity Analyst for Advisory Research Inc. (2010 to 2017). He has approximately 20 years of research experience.

Julie Kutasov. Ms. Kutasov is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the small and mid-capitalization materials, industrials and utilities sectors. Before joining KAR in 2001, Ms. Kutasov worked in the investment management group at Goldman Sachs and before that at Arthur Andersen as a Senior Associate. She has approximately 22 years of equity research experience.

Richard Sherry, CFA. Mr. Sherry is a Portfolio Manager for large-capitalization portfolios and a Senior Research Analyst at KAR with primary responsibilities for the large-capitalization communication services, energy, financials, real estate, and utilities sectors. Before joining KAR in 1995, Mr. Sherry was an operations/marketing supervisor at Pilgrim Asset Management. He has approximately 29 years of equity research experience.

Craig Stone. Mr. Stone is Co-Chief Investment Officer (since October 2023), Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the small and mid-capitalization real estate and consumer discretionary sectors. Before joining KAR in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 34 years of equity research experience.

Craig Thrasher, CFA. Mr. Thrasher is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Wedbush Morgan Securities in correspondent credit. He has approximately 20 years of equity research experience.

Chris Wright, CFA. Mr. Wright is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the financials, technology, energy, and industrials sectors. Before joining KAR in 2012, Mr. Wright worked at Alvarez & Marsal as a Senior Associate in Turnarounds and Restructuring and at Houlihan Lokey as an Associate in the Investment Banking Financial Institutions Group. He has approximately 12 years of equity research experience.

SGA

Virtus SGA Global Growth Fund	Hrishikesh Gupta (since January 2021) Kishore Rao (since July 2022) Robert L. Rohn (since the Predecessor Fund’s inception in 2010)

Hrishikesh Gupta. Mr. Gupta is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2014, he was a Senior Analyst at MDR Capital Management and an Investment Banking Associate at Bank of America Merrill Lynch. Prior to that, Mr. Gupta spent three years in the industry as a Product and Program Manager at Amazon.com and, as part of their strategic executive division, led the launch of Amazon’s Japanese and German merchant platforms.

Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.

Robert L. Rohn. Mr. Rohn is a Portfolio Manager and a member of the firm’s Investment Committee. Prior to co-founding SGA in 2003, Mr. Rohn was a portfolio manager and principal with W.P Stewart & Co, Ltd. (“W.P. Stewart”), an investment advisory firm noted for managing large-cap growth stock portfolios. During his twelve-year tenure with W.P. Stewart, he was CEO of the firm’s core U.S. investment business and served as Chairman of the firm’s Management Committee. From 1988 through 1991, he was a Vice President with Yeager, Wood & Marshall, Inc., where he was a member of the Investment Policy Committee with responsibilities in equity analysis and portfolio management.

Newfleet

Virtus Tactical Allocation Fund (fixed income portion only)	David L. Albrycht, CFA (since 2011) Stephen H. Hooker, CFA (since October 2020)

David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.

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Stephen H. Hooker, CFA. Mr. Hooker is a Managing Director and Portfolio Manager at Newfleet (since 2011). He is responsible for the paper and packaging and chemicals industry sectors, and the Eastern Europe, Middle East, and Africa sovereign credit sector. From 2005 until 2011, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. Prior to 2005, he was at Goodwin for 12 years, serving in various capacities, including as a senior credit analyst and emerging markets sector manager on its fixed income team.

Please refer to the SAI for additional information about the funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

80	Virtus Mutual Funds

Additional Risks Associated with Investment Techniques and Fund Operations

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, certain of the funds listed in the chart below may engage in additional investment techniques that present additional risks to a fund. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated below, although other techniques may be utilized from time to time. The information below the chart describes the additional investment techniques and their risks. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.

Investment Techniques and Risks	Virtus KAR Capital Growth Fund	Virtus KAR Equity Income Fund	Virtus KAR Global Quality Dividend Fund	Virtus KAR Mid- Cap Core Fund	Virtus KAR Mid-Cap Growth Fund	Virtus KAR Small-Cap Core Fund	Virtus KAR Small- Cap Growth Fund	Virtus KAR Small-Cap Value Fund	Virtus KAR Small- Mid Cap Core Fund	Virtus KAR Small-Mid Cap Growth Fund	Virtus KAR Small-Mid Cap Value Fund	Virtus SGA Global Growth Fund	Virtus Tactical Allocation Fund
Cybersecurity Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt Instruments	X				X
Credit	X				X
Interest Rate	X				X
Derivatives and Other Similar Transactions	X				X								X
ESG Consideraton	X	X	X	X	X	X	X	X	X	X	X
Exchange-Traded Funds (“ETFs”)	X	X	X	X	X	X	X	X	X	X	X	X
Illiquid and Restricted Securities					X	X	X	X	X	X			X
Initial Public Offerings (“IPOs”)	X	X	X	X	X	X	X	X	X	X	X
Leverage										X			X
LIBOR	X				X								X
Mortgage-Backed and Asset-Backed Securities	X
Mutual Fund Investing				X		X	X	X	X	X	X		X
Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Private Placements	X	X	X	X	X	X	X	X	X	X	X		X
Repurchase Agreements													X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X		X
Short-Term Investments	X	X	X	X	X	X	X	X	X	X	X		X
Unrated Fixed Income Securities					X	X			X	X			X
U.S. and Foreign Government Obligations						X			X	X
When-Issued and Delayed-Delivery Securities													X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds													X
Cybersecurity

With the increased use of technologies such as the Internet to conduct business, the funds are potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the funds or their service providers (including, but not limited to, the funds’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the funds. Any such cybersecurity breaches or losses of service may cause the funds to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the funds invest, which may cause the funds’ investments in such issuers to lose value.

Debt Instruments

Debt instruments are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect an instrument’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt instruments include the following:

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▪ Credit Risk. There is a risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions exist in the market of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment-grade are especially susceptible to this risk.

▪ Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for investments.

Certain instruments pay interest at variable or floating rates. Variable rate instruments reset at specified intervals, while floating rate instruments reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the instrument. However, some instruments do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these instruments may fluctuate significantly when interest rates change.

To the extent that a fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

Actions by governmental entities may also impact certain instruments in which the funds invest. For example, certain instruments in which the funds invested may have relied in some fashion upon the London Interbank Offer Rate (“LIBOR”). LIBOR historically had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, has recommended an alternative reference rate derived from short-term repurchase agreements backed by Treasury securities, the Secured Overnight Financing Rate. Certain debt instruments in which a fund invests or derivatives contracts of the fund may continue to reference synthetic LIBOR or may have converted from LIBOR to an alternative reference rate. Although the structured transition to alternative reference rates is designed to mitigate the risks of disruption to financial markets, such risks continue to exist. The transition from LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the funds on issuers of instruments in which the funds invest, and on the financial markets generally.

Derivatives and Other Similar Transactions

Derivative and other similar transactions (collectively referred to in this section as “derivatives” or “derivatives contracts”) are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.

Derivatives may give rise to a form of leverage which magnifies the potential for gain and the risk of loss. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the fund. In addition, some derivatives transactions may involve potentially unlimited losses.

The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has adopted rules that apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.

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There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.

ESG Consideration

A fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not use such considerations. The relevance and weightings of specific ESG factors may vary across asset classes, sectors and strategies and no one factor is determinative. ESG factors are qualitative and subjective by nature and there are significant differences in interpretations of what it means for a company to have positive or negative ESG factors. There is no guarantee that the factors utilized by a fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor, and the factors analyzed by the subadviser may differ from the factors any particular investor considers relevant in evaluating ESG practices. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the funds may invest in companies that do not reflect the beliefs and values of any particular investor.

The ESG factors that may be evaluated as part of a fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require a fund to modify or alter its investment process with respect to ESG integration.

Exchange-Traded Funds (“ETFs”)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Illiquid and Restricted Securities

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes, declining prices of the securities sold, or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Initial Public Offerings (“IPOs”)

A fund may acquire common and preferred stock of issuers in an IPO. Investment returns from IPOs may be highly volatile and subject to varying patterns of trading volume, and these securities may at times be difficult to sell. In addition, information about the issuers of IPO securities is often difficult to obtain since they are new to the market and may not have lengthy operating histories. From time to time, a fund may purchase stock in an IPO and then immediately sell the stock. This practice will increase portfolio turnover rates and increase costs to the fund, affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to the fund’s shareholders.

Leverage

When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.

LIBOR

LIBOR historically had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, has recommended an alternative reference rate derived from short-term repurchase agreements backed by Treasury securities, the Secured Overnight Financing Rate. Certain debt instruments in which a fund invests or derivatives contracts of the fund may continue to reference synthetic LIBOR or may have converted from LIBOR to an alternative reference rate. Although the structured transition to alternative reference rates is designed to mitigate the risks of disruption to financial markets, such risks continue to exist. The transition from LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the funds, on issuers of instruments in which the funds invest, and on the financial markets generally.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan

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contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Mutual Fund Investing

Through its investments in other mutual funds, a fund is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

Operational

An investment in a fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a fund. While the funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a fund.

Private Placements

A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the SEC. While such securities may offer higher yields than comparable publicly traded securities, generally, privately placed securities are illiquid and are subject to resale restrictions. Privately issued securities ordinarily can be sold by a fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by a fund may involve significant delays and expense.

Repurchase Agreements

A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the fund’s subadviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.

Securities Lending

A fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the lending fund.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Unrated Fixed Income Securities

A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

U.S. and Foreign Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.

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When-Issued and Delayed-Delivery Securities

A fund may purchase securities on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the fund, the value of the fund’s shares may decline.

Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

Pricing of Fund Shares

How is the Share Price determined?

The Board of Trustees has adopted a valuation policy and approved procedures for determining the value of investments of each Fund. Pursuant to the valuation policy and Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as its “valuation designee” for fair value determinations.

Each fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

▪ adding the values of all securities and other assets of the fund;

▪ subtracting liabilities; and

▪ dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt instruments, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined by the Adviser.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of each fund is determined as of the close of regular trading (generally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the funds determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt instruments that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements; (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.

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Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a fund calculates its NAV at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

The value of a security, as determined using the fair value process, may not reflect such security’s market value.

At what price are shares purchased?

All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) will be executed based on that day’s NAV; investments received by the funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of a fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the fund’s NAV is calculated following the dividend record date.

Sales Charges

An investor may be required to pay commissions and/or other forms of compensation to a broker for transactions in any share class, which are not reflected in the disclosure in this section.

What are the classes and how do they differ?

Each fund offers four classes of shares. Each class of shares has different sales and distribution charges. (See “Fund Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders.

The Rule 12b-1 Fees for each class of each fund are as follows:

Fund	Class A	Class C	Class I	Class R6
Virtus KAR Capital Growth Fund	0.25%	1.00%	None	None
Virtus KAR Equity Income Fund	0.25%	1.00%	None	None
Virtus KAR Global Quality Dividend Fund	0.25%	1.00%	None	None
Virtus KAR Mid-Cap Core Fund	0.25%	1.00%	None	None
Virtus KAR Mid-Cap Growth Fund	0.25%	1.00%	None	None
Virtus KAR Small-Cap Core Fund	0.25%	1.00%	None	None
Virtus KAR Small-Cap Growth Fund	0.25%	1.00%	None	None
Virtus KAR Small-Cap Value Fund	0.25%	1.00%	None	None
Virtus KAR Small-Mid Cap Core Fund	0.25%	1.00%	None	None
Virtus KAR Small-Mid Cap Growth Fund	0.25%	1.00%	None	None
Virtus KAR Small-Mid Cap Value Fund	0.25%	1.00%	None	None
Virtus SGA Global Growth Fund	0.25%	1.00%	None	None
Virtus Tactical Allocation Fund	0.25%	1.00%	None	None

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are appropriate for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoints.

To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.

Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s

86	Virtus Mutual Funds

financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.

Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.

Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.50% of the offering price (5.82% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See Initial Sales Charge Alternative – Class A Shares and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions (including exchanges into the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund or Virtus Seix Ultra-Short Bond Fund (the “Ultra-Short Bond Funds”)) of purchases of $1,000,000 or more of Class A Shares within 18 months of a finder’s fee being paid on such shares. For all other Virtus Mutual Funds in this prospectus, the CDSC is 1.00%. Finder’s fees are paid only on eligible purchases of at least $1 million and will not be paid on purchases for which the financial intermediary involved does not provide the information necessary for the fund’s Transfer Agent to identify the purchase as eligible. To determine whether the required information was provided and/or a finder’s fee was paid on your investment, contact your financial intermediary or call the Transfer Agent toll-free at 800-243-1574. No front-end sales load is applied to purchases of $1,000,000 or more. The 18 month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first in order to minimize the instances in which the CDSC will be charged. Class A Shares have lower distribution and service fees (0.25%) and as a result pay higher dividends than Class C Shares. If you transact in Class A Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative— Class C Shares” below.) Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. With certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The funds may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. If you transact in Class I Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class R6 Shares. Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 Shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares. If you transact in Class R6 Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Initial Sales Charge Alternative—Class A Shares. The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund’s underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).

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Sales Charge you may pay to purchase Class A Shares

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	5.50%	5.82%
$50,000 but under $100,000	4.50	4.71
$100,000 but under $250,000	3.50	3.63
$250,000 but under $500,000	2.50	2.56
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None

Class A Sales Charge Reductions and Waivers

Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Gifting of Shares, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund, (other than Class A Shares of the Ultra-Short Bond Funds) if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund, (other than Class A Shares of the Ultra-Short Bond Funds) if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the Letter of Intent amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund, (other than Class A Shares of the Ultra-Short Bond Funds) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, as described below.

If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the funds:

(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;

(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable fund’s Adviser, subadviser or Distributor;

(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;

(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;

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(5) Any qualified retirement plan exclusively for persons described above;

(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;

(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;

(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;

(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from Phoenix Life Insurance Company (“PNX”), as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;

(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;

(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;

(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;

(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;

(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.

If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:

(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients (see Appendix A to this prospectus for a description of broker-dealers offering various sales load waivers);

(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;

(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code (the “Code”)), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or

(18) Clients of investment professionals or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment professional or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. (See Appendix A to this prospectus for a description of broker-dealers offering various sales load waivers.)

Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

CDSC you may pay on Class A Shares

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC in an amount equal to 1.00% if they redeem their shares (or exchange into the Ultra-Short Bond Funds) within 18 months of a finder’s fee being paid. The 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.

Deferred Sales Charge Alternative—Class C Shares

Class C Shares are purchased without an initial sales charge; however, shares sold within one year of purchase are subject to a CDSC of 1.00%. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest. The date of purchase will be used to calculate the number of shares owned and time period held.

Effective March 1, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with a fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

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All conversions and exchanges from Class C Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus, conversions and exchanges from Class C Shares to Class A Shares of the same fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

Class A Shares and Class C Shares CDSC Reductions and Waivers

The CDSC is waived on the redemption (sale) of Class A Shares and Class C Shares if the redemption is made:

(a) within one year of death;

(i) of the sole shareholder on an individual account,

(ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv) of the “grantor” on a trust account;

(b) within one year of disability, as defined in Code Section 72(m)(7);

(c) as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the funds’ Prospectus;

(d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e) based on the exercise of exchange privileges among Class A Shares and Class C Shares of these funds or any of the Virtus Mutual Funds;

(f) based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g) based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in this SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.

Compensation to Dealers

Class A Shares, Class C Shares and Class I Shares Only

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.50%	5.82%	4.75%
$50,000 but under $100,000	4.50	4.71	4.00
$100,000 but under $250,000	3.50	3.63	3.00
$250,000 but under $500,000	2.50	2.56	2.00
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial professional may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor or the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information

90	Virtus Mutual Funds

dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to Equitable Advisors, LLC. For all Virtus Mutual Funds in this prospectus, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC in an amount equal to 1.00% may be imposed on certain redemptions of such Class A investments. The CDSC may be imposed on redemptions (including exchanges into the Ultra-Short Bond Funds) within 18 months of a finder’s fee being paid. For all Virtus Mutual Funds in this prospectus, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your fund(s), please refer to the chart in the section of this prospectus entitled “Sales Charges” under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Our Products section, go to the “Mutual Funds” tab and click on the link for Breakpoint (Volume) Discounts.

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Your Account

Opening an Account

Class A Shares, Class C Shares and Class I Shares Only

Your financial professional can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

The funds have established the following preferred methods of payment for fund shares:

▪ Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

▪ Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

▪ Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from

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consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.

Step 1

Your first choice will be the initial amount you intend to invest in each fund.

Minimum initial investments applicable to Class A and Class C Shares:

▪ $100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional details.)

▪ There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

▪ $2,500 for all other accounts.

Minimum additional investments applicable to Class A and Class C Shares:

▪ $100 for any account.

▪ There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:

▪ $100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional details.)

There is no minimum additional investment requirement applicable to Class I Shares.

Step 2

Your second choice will be what class of shares to buy. Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial professional can help you pick the share class that makes the most sense for your situation.

Step 3

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

▪ Receive both dividends and capital gain distributions in additional shares;

▪ Receive dividends in additional shares and capital gain distributions in cash;

▪ Receive dividends in cash and capital gain distributions in additional shares; or

▪ Receive both dividends and capital gain distributions in cash. No interest will be paid on uncashed distribution checks.

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirement.

All Share Classes

The funds reserve the right to refuse any purchase order for any reason. The funds will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days. The funds further reserve the right to close an account (or to take such other steps as the funds or their agents deem reasonable) for any lawful reason, including but not limited to the suspicion of fraud or other illegal activity in connection with the account.

Listing a Trusted Contact

For shareholders who have a mutual fund account directly with Virtus, you have the option of adding a Trusted Contact to our records. The Trusted Contact is someone you authorize us to contact to address any concerns about fraudulent activity or financial exploitation; to inquire about your status as an active shareholder; and/or to disclose account activity or account details if necessary for protecting your account assets.

The Trusted Contact is not permitted to execute transactions or make changes to your account. Other than the shareholder, only the named financial professional of record on the account, or a Power of Attorney/guardian/ conservator who is named on the account or has submitted instructions, signed in capacity with a Medallion Guarantee, are permitted to execute transactions or make account changes. Your Trusted Contact must be at least 18 years of age, and should not be your financial professional of record or an individual who is already named on the account.

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How to Buy Shares

IMPORTANT INFORMATION FOR INVESTORS

Virtus KAR Small-Cap Core Fund is no longer available for purchase by new investors (except as described below). The fund continues to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund.

As of the date of this prospectus, only the following investors may make purchases in the Virtus KAR Small-Cap Core Fund:

▪ Current shareholders of the fund, whether they hold their shares directly or through a financial intermediary, may continue to add to their accounts through the purchase of additional shares and through the reinvestment of dividends and capital gains. Financial intermediaries may continue to purchase shares on behalf of existing shareholders only.

▪ Exchanges into the fund may only be made by shareholders with an existing account in the fund.

▪ An investor who has previously entered into a letter of intent with the Distributor prior to the closing date may fulfill the obligation.

▪ Trustees of the fund, trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus, its affiliates, and their family members, may continue to open new accounts.

▪ New and additional investments may be made through firm or home office discretionary platform models within mutual fund advisory (WRAP) programs and other fee-based programs established with the Distributor prior to July 31, 2018.

▪ The fund will also remain open to Defined Contribution and Defined Benefit retirement plans and will continue to accept payroll contributions and other types of purchase transactions from both existing and new participants in such plans.

Notwithstanding the above exceptions, the fund may discontinue new and subsequent sales through any financial intermediary at its discretion.

The fund and the Distributor reserve the right to modify these exceptions at any time, including on a case-by-case basis.

Class A Shares, Class C Shares and Class I Shares Only

To Open An Account
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, Attn. 534470 AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds P.O. Box 534470, Pittsburgh, PA 15253-4470.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the funds’ Transfer Agent or an authorized agent, each in legible form. However, the funds, their Transfer Agent or other authorized agent may consider a request to be not in good order even after receiving all required information if any of them suspects that the request is fraudulent or otherwise not valid.

Each fund reserves the right to refuse any purchase order that may disrupt the efficient management of that fund.

Virtus Mutual Funds	93

How to Sell Shares

Class A Shares, Class C Shares and Class I Shares Only

To Sell Shares
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimums on redemptions of accounts.
Through the mail

Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

Through express delivery

Send a letter of instruction to: Virtus Mutual Funds, Attn. 534470 AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds’ Transfer Agent or an authorized agent. In the case of a Class C Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees.

Regardless of the method used by the funds for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The funds expect to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit, or participating in an interfund lending program in reliance on exemptive relief from the SEC. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, any shareholder who purchases shares via check and then requests to redeem those shares will not be entitled to and the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days.

If you are 65 years of age or older, or if we have reason to believe you have a mental or physical impairment that restricts you from protecting your own financial interests, we may temporarily delay the release of redemption proceeds from your account if we reasonably believe that you have been the victim of actual or attempted financial exploitation.

Notice of this temporary delay will be provided to you, and the delay will be for no more than 15 business days while we conduct a review of the suspected financial exploitation. Contacting your Trusted Contact, if you have selected one, may be part of the review. (See “Listing a Trusted Contact” in the section, “Your Account”.)

We may delay an additional 10 business days if we reasonably believe that actual or attempted financial exploitation has occurred or will occur. At the expiration of the delay, if we have not concluded that such exploitation has occurred, the proceeds will be released to you.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.

Class A Shares, Class C Shares and Class I Shares Only

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Even after all required documents have been received, a redemption request may not be considered in good order by the funds, their Transfer Agent or other authorized agents if any of them suspects that the request is fraudulent or otherwise not valid. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.

Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial professional.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.

94	Virtus Mutual Funds

Redemptions by Mail

 If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

▪ The proceeds do not exceed $50,000.

▪ The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:

▪ You are selling more than $50,000 worth of shares.

▪ The name or address on the account has changed within the last 30 days.

▪ You want the proceeds to go to a different name or address than on the account.

 If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine. The funds, their Transfer Agent and their other authorized agents will not be liable for any loss, liability, cost or expense resulting from acting upon telephone instructions that are reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

Payment of Redemptions In Kind

Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind generally will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

Account Policies

Account Reinstatement Privilege

Subject to the fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470. You can call Virtus Mutual Funds at 800-243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, the funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

Virtus Mutual Funds	95

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the funds.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the funds or their agents may be required to transfer the assets to your state under the state’s abandoned property law.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial professional; by calling 800-243-4361; or on the Internet at virtus.com.

▪ You generally may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

▪ Class A Shares of the Ultra-Short Bond Funds are exchangeable at net asset value plus the applicable sales charge of the Class A Shares into which you are exchanging. Please note, however, that exchanges into the Ultra-Short Bond Funds may be subject to a CDSC in the event that a finder’s fee was paid on the shares you are exchanging. See the “CDSC you may pay on Class A Shares” section of this prospectus for additional information. In the event that you are charged such a CDSC and later exchange your shares of an Ultra-Short Bond Fund for shares of another Virtus Mutual Fund, your shares of that Virtus Mutual Fund will not be subject to a sales charge or finder’s fee.

▪ Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470).

▪ The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

▪ The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund’s shares and any gain on the transaction may be subject to federal income tax.

▪ Financial intermediaries are permitted to initiate exchanges from one class of a fund into another class of the same fund if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the fund, the Distributor or the Transfer Agent. The fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary (if applicable) and the shareholder’s tax professional regarding the treatment of any specific exchange carried out under the terms of this subsection.

Disruptive Trading and Market Timing

These funds are not appropriate for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

96	Virtus Mutual Funds

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

▪ dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

▪ an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

▪ reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted a policy to safeguard against market timing designed to discourage Disruptive Trading. The Board of Trustees has adopted this policy as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that the funds’ transfer agent believes, in the exercise of its judgment, are not disruptive. The funds also may permit purchases and redemptions by funds of funds that the funds’ transfer agent believes, in the exercise of its judgment, are not disruptive. Considerations such as the size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policy regarding excessive trading activity. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under the funds’ market timing policy, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.

Cost Basis Reporting

When you redeem fund shares, the applicable fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally is required to report to you and the IRS on an IRS Form 1099-B or other applicable form, cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for fund shares acquired by you (including through dividend reinvestment) on or after January 1, 2012, when you subsequently redeem those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for

Virtus Mutual Funds	97

your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by a fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem in a taxable account.

The applicable fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a fund account, the funds’ default method (or the method you have selected by notifying the fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please contact the relevant fund at 800-243-1574 or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax adviser concerning the application of these rules to your investment in a fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis in the shares of each fund acquired prior to January 1, 2012 as this information will not be reported to you by the funds and may not be reported to you by your financial intermediary.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Portfolio Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the SAI.

Availability and Delivery of Fund Documents. Fund documents such as this prospectus are available for download from the Our Products section of virtus.com, or you may request paper copies of such documents at any time by calling 800-243-1574. The funds will not charge you a fee for paper copies of fund documents, although the funds will incur additional expenses when printing and mailing them, and fund expenses pass indirectly to all shareholders.

Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Virtus KAR Capital Growth Fund	Semiannually
Virtus KAR Equity Income Fund	Semiannually
Virtus KAR Global Quality Dividend Fund	Semiannually
Virtus KAR Mid-Cap Core Fund	Semiannually
Virtus KAR Mid-Cap Growth Fund	Semiannually
Virtus KAR Small-Cap Core Fund	Semiannually
Virtus KAR Small-Cap Growth Fund	Semiannually
Virtus KAR Small-Cap Value Fund	Semiannually
Virtus KAR Small-Mid Cap Core Fund	Semiannually
Virtus KAR Small-Mid Cap Growth Fund	Semiannually
Virtus KAR Small-Mid Cap Value Fund	Semiannually
Virtus SGA Global Growth Fund	Semiannually
Virtus Tactical Allocation Fund	Quarterly

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are reported by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

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Financial Highlights

  These tables are intended to help you understand each fund’s financial performance (including that for a Predecessor Fund) for the past five years or since inception. Some of this information reflects financial information for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP’s reports, together with each fund’s financial statements, are included in the funds’ most recent Annual Report, which is available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Capital Growth Fund
Class A
10/1/22 to 9/30/23	$16.87	(0.08)	3.43	3.35	—	—	(3.31)	(3.31)	—
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	—	(2.12)	(2.12)	—
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—
Class C
10/1/22 to 9/30/23	$11.73	(0.14)	2.20	2.06	—	—	(3.31)	(3.31)	—
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	—	(2.12)	(2.12)	—
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—
Class I
10/1/22 to 9/30/23	$17.67	(0.04)	3.63	3.59	—	—	(3.31)	(3.31)	—
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	—	(2.12)	(2.12)	—
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—
Class R6
10/1/22 to 9/30/23	$17.95	— (8)	3.70	3.70	—	—	(3.31)	(3.31)	—
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	—	(2.12)	(2.12)	—
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—

100	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.04	$16.91	23.25%	$483,990	1.22	%(6)	1.22%	(0.45)%	12%
(11.77)	16.87	(36.54)	435,925	1.20	(6)(7)	1.20	(0.63)	13
4.44	28.64	21.98	736,713	1.20	(6)	1.20	(0.83)	8
7.53	24.20	49.20	640,963	1.22	(6)	1.23	(0.63)	4
(1.70)	16.67	1.10	471,071	1.23	(6)	1.24	(0.43)	12

(1.25)	$10.48	22.24%	$2,136	2.06	%(6)	2.06%	(1.29)%	12%
(8.97)	11.73	(37.07)	2,914	2.01	(6)(7)	2.01	(1.48)	13
2.87	20.70	21.00	9,252	2.01	(6)	2.01	(1.63)	8
5.34	17.83	48.09	13,183	2.00	(6)	2.00	(1.41)	4
(1.85)	12.49	0.26	8,632	2.02	(6)	2.02	(1.22)	12

0.28	$17.95	23.60%	$29,960	1.00	%(6)	1.00%	(0.23)%	12%
(12.19)	17.67	(36.45)	30,739	1.01	(6)(7)	1.01	(0.44)	13
4.71	29.86	22.23	59,565	1.00	(6)	1.00	(0.63)	8
7.79	25.15	48.72	46,600	1.01	(6)	1.02	(0.44)	4
(1.66)	17.36	1.29	22,315	1.02	(6)	1.03	(0.21)	12

0.39	$18.34	23.88%	$1,562	0.73%		0.91%	0.03%	12%
(12.27)	17.95	(36.27)	1,243	0.74	(7)	0.92	(0.15)	13
4.84	30.22	22.55	810	0.73		0.91	(0.38)	8
8.01	25.38	49.99	279	0.72		0.94	(0.06)	4
(1.67)	17.37	1.25	94	0.78	(9)	0.94	(0.27)	12

Virtus Mutual Funds	101

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Equity Income Fund
Class A
10/1/22 to 9/30/23	$18.25	0.52	0.50	1.02	(0.47)	—	(0.66)	(1.13)	—
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	—	(0.44)	(0.88)	—
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—
Class C
10/1/22 to 9/30/23	$15.55	0.32	0.44	0.76	(0.45)	—	(0.66)	(1.11)	—
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	—	(0.44)	(0.66)	—
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—
Class I
10/1/22 to 9/30/23	$18.21	0.57	0.50	1.07	(0.60)	—	(0.66)	(1.26)	—
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	—	(0.44)	(0.93)	—
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—
Class R6
10/1/22 to 9/30/23	$18.13	0.58	0.49	1.07	(0.56)	—	(0.66)	(1.22)	—
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	—	(0.44)	(0.96)	—
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—

102	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(0.11)	$18.14	5.19%	$101,277	1.19%		1.33%	2.71%	27%
(2.21)	18.25	(7.01)	104,120	1.22	(7)	1.34	2.26	22
(2.57)	20.46	20.23	122,518	1.23	(7)	1.36	2.21	25
2.41	23.03	12.75	113,585	1.23	(7)	1.38	0.72	118
(0.43)	20.62	(0.85)	115,121	1.20		1.34	0.80	26

(0.35)	$15.20	4.40%	$3,350	1.94%		2.12%	1.97%	27%
(1.92)	15.55	(7.67)	3,395	1.97	(7)	2.12	1.50	22
(3.04)	17.47	19.31	4,303	1.97	(7)	2.13	1.52	25
2.15	20.51	11.91	6,394	1.97	(7)	2.13	(0.03)	118
(0.35)	18.36	(1.65)	7,769	1.95		2.10	0.07	26

(0.19)	$18.02	5.47%	$14,965	0.94%		1.09%	2.99%	27%
(2.20)	18.21	(6.74)	25,923	0.99	(7)	1.10	2.48	22
(2.59)	20.41	20.49	11,819	0.98	(7)	1.11	2.43	25
2.40	23.00	12.98	10,319	0.98	(7)	1.13	0.97	118
(0.43)	20.60	(0.58)	10,654	0.95		1.09	1.06	26

(0.15)	$17.98	5.49%	$1,932	0.90%		1.00%	3.03%	27%
(2.22)	18.13	(6.74)	1,674	0.94	(7)	1.03	2.54	22
(2.61)	20.35	20.55	1,162	0.94	(7)	1.03	2.44	25
2.40	22.96	13.08	793	0.93	(7)	1.05	1.01	118
(0.47)	20.56	(0.56)	935	0.91		1.03	1.02	26

Virtus Mutual Funds	103

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Global Quality Dividend Fund
Class A
10/1/22 to 9/30/23	$12.96	0.44	0.72	1.16	(0.41)	—	—	(0.41)	—
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	—	(0.32)	—
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—
Class C
10/1/22 to 9/30/23	$12.54	0.32	0.71	1.03	(0.29)	—	—	(0.29)	—
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	—	(0.14)	—
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—
Class I
10/1/22 to 9/30/23	$12.94	0.48	0.71	1.19	(0.44)	—	—	(0.44)	—
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	—	(0.39)	—
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—
Class R6
10/1/22 to 9/30/23	$13.04	0.53	0.72	1.25	(0.50)	—	—	(0.50)	—
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	—	(0.41)	—
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—
8/1/19(10) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—

104	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.75	$13.71	8.79%	$21,314	1.35%		1.56%	3.10%	21%
(1.78)	12.96	(10.21)	21,388	1.36	(7)	1.50	2.54	37
1.98	14.74	18.42	23,807	1.35		1.51	2.55	37
(2.02)	12.76	(11.69)	22,089	1.35		1.61	2.32	53
(0.20)	14.78	9.64	29,367	1.35		1.56	2.71	35

0.74	$13.28	8.06%	$490	2.10%		2.38%	2.29%	21%
(1.67)	12.54	(10.93)	814	2.11	(7)	2.31	1.78	37
1.92	14.21	17.52	931	2.10		2.29	1.74	37
(1.94)	12.29	(12.34)	1,467	2.10		2.35	1.53	53
(0.29)	14.23	8.74	3,178	2.10		2.29	1.79	35

0.75	$13.69	9.02%	$7,143	1.10%		1.32%	3.34%	21%
(1.82)	12.94	(10.00)	10,797	1.12	(7)	1.27	2.79	37
1.99	14.76	18.78	11,659	1.10		1.27	2.79	37
(2.02)	12.77	(11.47)	10,259	1.10		1.40	2.66	53
(0.23)	14.79	9.85	7,246	1.10		1.36	3.00	35

0.75	$13.79	9.41%	$2,190	0.79%		1.20%	3.67%	21%
(1.80)	13.04	(9.73)	2,177	0.80	(7)	1.18	3.14	37
2.03	14.84	19.15	1,969	0.78		1.15	3.04	37
(1.99)	12.81	(11.18)	90	0.78		1.27	2.92	53
0.57	14.80	4.01	104	0.78		1.27	3.39	35	(11)

Virtus Mutual Funds	105

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Mid-Cap Core Fund
Class A
10/1/22 to 9/30/23	$41.93	(0.05)	8.69	8.64	—	—	(0.11)	(0.11)	—
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	—	(0.93)	(0.93)	—
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—
Class C
10/1/22 to 9/30/23	$38.00	(0.38)	7.87	7.49	—	—	(0.11)	(0.11)	—
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	—	(0.93)	(0.93)	—
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—
Class I
10/1/22 to 9/30/23	$43.07	0.07	8.94	9.01	—	—	(0.11)	(0.11)	—
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	—	(0.93)	(0.93)	—
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—
Class R6
10/1/22 to 9/30/23	$43.24	0.11	8.97	9.08	—	—	(0.11)	(0.11)	—
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	—	(0.93)	(0.93)	—
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—

106	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

8.53	$50.46	20.63%	$111,714	1.21	%(7)	1.32%	(0.11)%	21%
(12.10)	41.93	(21.10)	72,404	1.21	(7)	1.31	(0.44)	20
14.10	54.03	36.25	86,713	1.20		1.31	(0.58)	15
4.88	39.93	14.39	56,677	1.20		1.34	(0.44)	19
1.34	35.05	4.79	46,934	1.20		1.36	(0.23)	28

7.38	$45.38	19.73%	$64,053	1.96	%(7)	2.07%	(0.87)%	21%
(11.42)	38.00	(21.70)	53,041	1.96	(7)	2.07	(1.19)	20
12.60	49.42	35.23	67,627	1.95		2.06	(1.33)	15
4.24	36.82	13.51	49,164	1.95		2.10	(1.19)	19
1.00	32.58	4.03	43,268	1.95		2.11	(0.98)	28

8.90	$51.97	20.94%	$1,639,765	0.96	%(7)	1.07%	0.14%	21%
(12.27)	43.07	(20.91)	1,065,078	0.96	(7)	1.06	(0.18)	20
14.55	55.34	36.59	1,188,000	0.95		1.05	(0.33)	15
5.07	40.79	14.65	658,291	0.95		1.09	(0.18)	19
1.46	35.72	5.06	329,591	0.95		1.11	0.03	28

8.97	$52.21	21.02%	$45,941	0.88	%(7)	0.97%	0.21%	21%
(12.27)	43.24	(20.84)	28,499	0.88	(7)	0.97	(0.12)	20
14.62	55.51	36.67	55,370	0.87		0.97	(0.24)	15
5.12	40.89	14.77	19,666	0.87		1.00	(0.10)	19
1.49	35.77	5.15	11,323	0.87		1.01	0.11	28

Virtus Mutual Funds	107

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Mid-Cap Growth Fund
Class A
10/1/22 to 9/30/23	$43.47	(0.30)	7.05	6.75	—	—	—	—	—
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	—	(1.04)	(1.04)	—(8)
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—
Class C
10/1/22 to 9/30/23	$33.14	(0.51)	5.36	4.85	—	—	—	—	—
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	—	(1.04)	(1.04)	—(8)
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—
Class I
10/1/22 to 9/30/23	$45.29	(0.20)	7.34	7.14	—	—	—	—	—
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	—	(1.04)	(1.04)	—(8)
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—
Class R6
10/1/22 to 9/30/23	$45.71	(0.10)	7.41	7.31	—	—	—	—	—
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	—	(1.04)	(1.04)	—(8)
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—

108	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

6.75	$50.22	15.53%		$302,747	1.25	%(6)	1.25%	(0.61)%	13%
(27.90)	43.47	(38.15	)(12)	301,043	1.25	(6)(7)	1.25	(0.73)	12
13.32	71.37	23.07		579,817	1.24	(6)	1.24	(0.91)	17
20.66	58.05	56.23		482,266	1.28	(6)(13)	1.26	(0.90)	14
1.84	37.39	7.46		181,184	1.40	(6)(13)	1.33	(0.87)	28

4.85	$37.99	14.63%		$54,318	2.03	%(6)	2.03%	(1.39)%	13%
(21.97)	33.14	(38.65	)(12)	59,318	2.05	(6)(7)	2.05	(1.53)	12
9.93	55.11	22.13		141,256	1.99	(6)	1.99	(1.66)	17
15.80	45.18	55.01		112,165	2.03	(6)(13)	2.02	(1.65)	14
1.08	29.38	6.67		40,450	2.15	(6)(13)	2.12	(1.62)	28

7.14	$52.43	15.77%		$1,041,379	1.02	%(6)	1.02%	(0.39)%	13%
(28.85)	45.29	(38.00	)(12)	1,134,777	1.01	(6)(7)	1.01	(0.50)	12
13.98	74.14	23.35		2,499,830	1.00	(6)	1.00	(0.66)	17
21.46	60.16	56.39		1,837,262	1.03	(6)	1.03	(0.66)	14
2.04	38.70	7.79		309,892	1.11	(6)(13)	1.11	(0.58)	28

7.31	$53.02	15.99%		$90,609	0.82%		0.91%	(0.19)%	13%
(28.97)	45.71	(37.89	)(12)	89,056	0.84	(7)	0.90	(0.34)	12
14.19	74.68	23.57		208,915	0.83		0.89	(0.50)	17
21.64	60.49	56.64		100,461	0.83		0.93	(0.51)	14
2.14	38.85	8.05		1,975	0.85	(9)(13)	1.01	(0.34)	28

Virtus Mutual Funds	109

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Cap Core Fund
Class A
10/1/22 to 9/30/23	$37.42	0.08	8.84	8.92	(0.07)	—	(2.61)	(2.68)	—
10/1/21 to 9/30/22	47.98	— (8)	(4.72)	(4.72)	—	—	(5.84)	(5.84)	—
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—
Class C
10/1/22 to 9/30/23	$28.70	(0.16)	6.68	6.52	—	—	(2.61)	(2.61)	—
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	—	(5.84)	(5.84)	—
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—
Class I
10/1/22 to 9/30/23	$40.33	0.21	9.55	9.76	(0.11)	—	(2.61)	(2.72)	—
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	—	(5.84)	(5.90)	—
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—
10/1/18 to 9/30/19	37.26	— (8)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—
Class R6
10/1/22 to 9/30/23	$40.53	0.25	9.60	9.85	(0.15)	—	(2.61)	(2.76)	—
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	—	(5.84)	(5.96)	—
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—

110	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

6.24	$43.66	24.88%	$146,983	1.27%	1.27%	0.20%	10%
(10.56)	37.42	(11.73)	117,382	1.27	(7)	1.27	—	(14)	9
7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9

3.91	$32.61	23.98%	$59,235	1.99%	1.99%	(0.52)%	10%
(9.65)	28.70	(12.37)	58,911	2.00	(7)	2.00	(0.73)	9
5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9

7.04	$47.37	25.20%	$1,146,747	1.00%	1.00%	0.47%	10%
(10.89)	40.33	(11.51)	1,008,114	1.01	(7)	1.01	0.26	9
8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9

7.09	$47.62	25.30%	$388,523	0.92%	0.92%	0.55%	10%
(10.92)	40.53	(11.42)	320,196	0.93	(7)	0.93	0.35	9
8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
3.10	40.50	12.94	107,611	0.94	0.94	0.10	9

Virtus Mutual Funds	111

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Cap Growth Fund
Class A
10/1/22 to 9/30/23	$32.27	(0.20)	4.50	4.30	—	—	(5.04)	(5.04)	—
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	—	(6.98)	(6.98)	—
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—
Class C
10/1/22 to 9/30/23	$27.18	(0.35)	3.68	3.33	—	—	(5.04)	(5.04)	—
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	—	(6.98)	(6.98)	—
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—
Class I
10/1/22 to 9/30/23	$33.50	(0.12)	4.70	4.58	—	—	(5.04)	(5.04)	—
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	—	(6.98)	(6.98)	—
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—
Class R6
10/1/22 to 9/30/23	$33.68	(0.08)	4.73	4.65	—	—	(5.04)	(5.04)	—
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	—	(6.98)	(6.98)	—
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—

112	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(0.74)	$31.53	15.15%	$416,428	1.36	%(6)	1.36%	(0.62)%	7%
(21.54)	32.27	(31.04)	432,185	1.34	(6)(7)	1.34	(0.87)	12
4.81	53.81	20.46	793,106	1.34	(6)	1.34	(0.97)	11
11.56	49.00	32.91	772,158	1.35	(6)	1.35	(0.99)	17
3.87	37.44	14.12	735,210	1.37	(6)	1.37	(0.66)	16

(1.71)	$25.47	14.31%	$136,793	2.08	%(6)	2.08%	(1.36)%	7%
(19.54)	27.18	(31.52)	163,204	2.07	(6)(7)	2.07	(1.61)	12
3.32	46.72	19.60	319,371	2.05	(6)	2.05	(1.68)	11
9.94	43.40	31.97	322,672	2.07	(6)	2.07	(1.72)	17
3.16	33.46	13.28	291,693	2.10	(6)	2.10	(1.40)	16

(0.46)	$33.04	15.47%	$2,534,160	1.09	%(6)	1.09%	(0.36)%	7%
(21.96)	33.50	(30.85)	2,778,744	1.08	(6)(7)	1.08	(0.62)	12
5.21	55.46	20.77	5,346,986	1.07	(6)	1.07	(0.70)	11
11.97	50.25	33.27	5,251,980	1.09	(6)	1.09	(0.74)	17
4.07	38.28	14.44	3,973,860	1.11	(6)	1.11	(0.40)	16

(0.39)	$33.29	15.61%	$225,962	0.99	%(6)	0.99%	(0.23)%	7%
(22.00)	33.68	(30.80)	140,696	0.99	(6)(7)	0.99	(0.51)	12
5.29	55.68	20.88	205,549	0.98	(6)	0.98	(0.58)	11
12.04	50.39	33.39	95,061	0.99	(6)	0.99	(0.68)	17
4.12	38.35	14.58	45,306	1.00	(6)	1.00	(0.31)	16

Virtus Mutual Funds	113

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Cap Value Fund
Class A
10/1/22 to 9/30/23	$20.31	0.12	1.98	2.10	(0.09)	—	(0.58)	(0.67)	—
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	—	(0.47)	(0.49)	—
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—
Class C
10/1/22 to 9/30/23	$19.59	(0.05)	1.92	1.87	—	—	(0.58)	(0.58)	—
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	—	(0.47)	(0.47)	—
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—
Class I
10/1/22 to 9/30/23	$20.36	0.17	1.98	2.15	(0.13)	—	(0.58)	(0.71)	—
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	—	(0.47)	(0.51)	—
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—
Class R6
10/1/22 to 9/30/23	$20.39	0.19	1.99	2.18	(0.08)	—	(0.58)	(0.66)	—
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	—	(0.47)	(0.52)	—
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—

114	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

1.43	$21.74	10.42%	$88,472	1.21	%(6)	1.21%	0.53%	11%
(6.97)	20.31	(24.26)	90,204	1.21	(6)(7)	1.21	0.19	9
7.31	27.28	37.45	130,975	1.20	(6)	1.20	0.14	13
1.64	19.97	9.57	83,622	1.23	(6)	1.23	0.66	19
(1.11)	18.33	(3.82)	79,027	1.24	(6)	1.24	0.80	14

1.29	$20.88	9.59%	$12,289	1.97	%(6)	1.97%	(0.23)%	11%
(6.92)	19.59	(24.84)	13,446	1.98	(6)(7)	1.98	(0.58)	9
7.07	26.51	36.44	21,623	1.96	(6)	1.96	(0.60)	13
1.56	19.44	8.72	16,233	1.98	(6)	1.98	(0.08)	19
(1.08)	17.88	(4.56)	15,361	1.99	(6)	1.99	0.09	14

1.44	$21.80	10.65%	$572,969	0.98	%(6)	0.98%	0.78%	11%
(6.94)	20.36	(24.08)	756,418	0.98	(6)(7)	0.98	0.42	9
7.33	27.30	37.83	1,190,498	0.96	(6)	0.96	0.38	13
1.63	19.97	9.75	711,421	0.99	(6)	0.99	0.94	19
(1.15)	18.34	(3.57)	484,123	1.01	(6)	1.01	1.02	14

1.52	$21.91	10.78%	$47,355	0.89	%(6)	0.89%	0.85%	11%
(6.94)	20.39	(24.03)	34,066	0.89	(6)(7)	0.89	0.52	9
7.33	27.33	37.85	81,914	0.89	(6)	0.89	0.46	13
1.64	20.00	9.90	12,246	0.89	(6)	0.89	1.01	19
(1.15)	18.36	(3.47)	11,286	0.90	(6)	0.90	1.11	14

Virtus Mutual Funds	115

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Mid Cap Core Fund
Class A
10/1/22 to 9/30/23	$13.53	(0.05)	3.01	2.96	—	—	—	—	—
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	—	(0.22)	(0.22)	—
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—
Class C
10/1/22 to 9/30/23	$13.07	(0.16)	2.90	2.74	—	—	—	—	—
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	—	(0.22)	(0.22)	—
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—
Class I
10/1/22 to 9/30/23	$13.68	(0.01)	3.04	3.03	—	—	—	—	—
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	—	(0.22)	(0.22)	—
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (8)	—	—	— (8)	—
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—
Class R6
10/1/22 to 9/30/23	$13.71	0.01	3.06	3.07	—	—	—	—	—
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	—	(0.22)	(0.22)	—
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—
10/1/19 to 9/30/20	11.57	— (8)	2.97	2.97	—	—	—	—	—
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—

116	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

2.96	$16.49	21.88%	$52,713	1.26	%(6)(13)	1.26%	(0.29)%	18%
(5.14)	13.53	(26.69)	34,319	1.31	(6)(7)(13)	1.27	(0.60)	19
4.24	18.67	29.38	48,485	1.30		1.30	(0.77)	7
2.90	14.43	25.15	19,735	1.30		1.39	(0.23)	31
0.74	11.53	8.32	1,473	1.30		2.25	(0.28)	21

2.74	$15.81	20.96%	$35,836	2.04	%(6)(13)	2.03%	(1.07)%	18%
(5.11)	13.07	(27.25)	26,271	2.04	(6)(7)(13)	2.03	(1.33)	19
4.02	18.18	28.39	30,401	2.05	(6)(13)	2.03	(1.52)	7
2.76	14.16	24.21	10,210	2.05		2.08	(0.97)	31
0.65	11.40	7.50	1,106	2.05		2.92	(1.05)	21

3.03	$16.71	22.15%	$1,178,304	1.01	%(6)(13)	1.01%	(0.04)%	18%
(5.14)	13.68	(26.47)	877,405	1.02	(6)(7)	1.02	(0.31)	19
4.31	18.82	29.72	1,168,320	1.02	(6)(13)	1.01	(0.49)	7
2.95	14.51	25.52	439,899	1.05		1.09	0.07	31
0.75	11.56	8.51	24,898	1.05		1.99	(0.05)	21

3.07	$16.78	22.39%	$66,911	0.92	%(6)(13)	0.92%	0.09%	18%
(5.16)	13.71	(26.51)	14,051	0.98	(6)(7)(13)	0.93	(0.28)	19
4.33	18.87	29.82	16,335	0.97	(6)(13)	0.92	(0.44)	7
2.97	14.54	25.67	8,366	0.97		0.99	0.03	31
0.76	11.57	8.61	3,125	0.97		1.91	0.06	21

Virtus Mutual Funds	117

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Mid Cap Growth Fund
Class A
10/1/22 to 9/30/23	$7.73	(0.06)	1.43	1.37	—	—	—	—	—
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	—
12/8/20(10) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—
Class C
10/1/22 to 9/30/23	$7.63	(0.12)	1.40	1.28	—	—	—	—	—
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	—
12/8/20(10) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—
Class I
10/1/22 to 9/30/23	$7.77	(0.04)	1.44	1.40	—	—	—	—	—
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	—
12/8/20(10) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—
Class R6
10/1/22 to 9/30/23	$7.78	(0.03)	1.43	1.40	—	—	—	—	—
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	—
12/8/20(10) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—

118	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

1.37	$9.10	17.72%	$3,321	1.30%		2.25%	(0.61)%	14%
(2.97)	7.73	(27.76)	435	1.31	(7)	2.77	(1.04)	27
0.70	10.70	7.00	725	1.30		4.06	(1.05)	14	(11)

1.28	$8.91	16.78%	$101	2.05%		2.92%	(1.45)%	14%
(3.00)	7.63	(28.22)	98	2.06	(7)	3.44	(1.77)	27
0.63	10.63	6.30	119	2.05		4.88	(1.82)	14	(11)

1.40	$9.17	18.02%	$2,715	1.05%		1.98%	(0.42)%	14%
(2.95)	7.77	(27.52)	1,940	1.06	(7)	2.58	(0.76)	27
0.72	10.72	7.20	1,998	1.05		3.83	(0.79)	14	(11)

1.40	$9.18	17.99%	$3,127	0.99%		1.86%	(0.38)%	14%
(2.95)	7.78	(27.49)	2,664	1.00	(7)	2.45	(0.71)	27
0.73	10.73	7.30	3,241	0.99		3.79	(0.76)	14	(11)

Virtus Mutual Funds	119

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus KAR Small-Mid Cap Value Fund
Class A
10/1/22 to 9/30/23	$7.77	0.05	0.72	0.77	(0.05)	—	—	(0.05)	—
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	—	(0.02)	—
8/3/21(10) to 9/30/21	10.00	— (8)	(0.36)	(0.36)	—	—	—	—	—
Class C
10/1/22 to 9/30/23	$7.71	(0.02)	0.73	0.71	—	—	—	—	—
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	—
8/3/21(10) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—
Class I
10/1/22 to 9/30/23	$7.76	0.07	0.73	0.80	(0.04)	—	—	(0.04)	—
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	—	(0.05)	—
8/3/21(10) to 9/30/21	10.00	— (8)	(0.36)	(0.36)	—	—	—	—	—
Class R6
10/1/22 to 9/30/23	$7.78	0.08	0.73	0.81	(0.03)	—	—	(0.03)	—
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	—	(0.04)	—
8/3/21(10) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—

120	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.72	$8.49	9.96%	$1,207	1.17%		2.20%	0.56%	15%
(1.87)	7.77	(19.25)	698	1.20	(7)	4.12	0.29	19
(0.36)	9.64	(3.60)	127	1.17		12.81	0.09	0

0.71	$8.42	9.21%	$87	1.92%		2.96%	(0.20)%	15%
(1.92)	7.71	(19.94)	80	1.93	(7)	4.86	(0.46)	19
(0.37)	9.63	(3.70)	99	1.92		13.87	(0.71)	0

0.76	$8.52	10.29%	$1,150	0.92%		2.07%	0.81%	15%
(1.88)	7.76	(19.10)	413	0.94	(7)	3.89	0.47	19
(0.36)	9.64	(3.60)	97	0.92		12.88	0.29	0

0.78	$8.56	10.37%	$3,313	0.82%		1.92%	0.90%	15%
(1.87)	7.78	(19.09)	2,719	0.83	(7)	3.83	0.63	19
(0.35)	9.65	(3.50)	2,604	0.82		12.82	0.47	0

Virtus Mutual Funds	121

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income		Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

SGA Global Growth Fund
Class A
10/1/22 to 9/30/23	$19.49	(0.11)	4.70	4.59	—		—	(0.54)	(0.54)	—
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—		—	(2.05)	(2.05)	—
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—		—	(0.94)	(0.94)	—
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—		—	—	—	—
2/1/19 to 9/30/19(15)	18.58	(0.01)	2.41	2.40	—		—	—	—	—
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—		—	(0.77)	(0.77)	—
Class C
10/1/22 to 9/30/23	$18.01	(0.26)	4.33	4.07	—		—	(0.54)	(0.54)	—
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—		—	(2.05)	(2.05)	—
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—		—	(0.94)	(0.94)	—
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—		—	—	—	—
2/1/19 to 9/30/19(15)	17.77	(0.11)	2.31	2.20	—		—	—	—	—
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—		—	(0.77)	(0.77)	—
Class I*
10/1/22 to 9/30/23	$19.69	(0.06)	4.76	4.70	—		—	(0.54)	(0.54)	—
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—		—	(2.05)	(2.05)	—
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—		—	(0.94)	(0.94)	—
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	—	(8)	—	—	— (8)	—
2/1/19 to 9/30/19(15)	18.61	— (8)	2.42	2.42	—		—	—	—	—
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—		—	(0.77)	(0.77)	—
Class R6**
10/1/22 to 9/30/23	$20.38	(0.01)	4.92	4.91	—		—	(0.54)	(0.54)	—
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—		—	(2.05)	(2.05)	—
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—		—	(0.94)	(0.94)	—
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)		—	—	(0.01)	—
2/1/19 to 9/30/19(15)	19.04	0.05	2.47	2.52	—		—	—	—	—
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—		—	(0.77)	(0.77)	—

122	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

4.05	$23.54	23.95%	$22,363	1.34	%(9)	1.46%	(0.48)%	24%
(11.20)	19.49	(31.91)	18,375	1.39	(7)	1.45	(0.71)	37
4.15	30.69	19.49	34,690	1.38		1.47	(0.79)	40
5.56	26.54	26.50	26,504	1.36	(6)	1.36	(0.53)	49
2.40	20.98	12.92	4,219	1.37		1.48	(0.06)	13
(1.14)	18.58	(1.46)	3,786	1.38		1.60	(0.28)	54

3.53	$21.54	23.01%	$3,726	2.09	%(9)	2.18%	(1.25)%	24%
(10.70)	18.01	(32.40)	3,767	2.14	(6)(7)(13)	2.14	(1.47)	37
3.65	28.71	18.62	7,326	2.13		2.14	(1.54)	40
5.09	25.06	25.49	5,210	2.13		2.14	(1.35)	49
2.20	19.97	12.38	3,554	2.10		2.20	(0.83)	13
(1.27)	17.77	(2.20)	3,164	2.13		2.39	(1.08)	54

4.16	$23.85	24.27%	$24,356	1.09	%(9)	1.19%	(0.26)%	24%
(11.22)	19.69	(31.74)	33,241	1.14	(7)	1.18	(0.47)	37
4.25	30.91	19.78	53,546	1.13		1.15	(0.52)	40
5.63	26.66	26.79	27,529	1.13		1.20	(0.34)	49
2.42	21.03	13.00	12,807	1.19		1.28	(0.02)	13
(1.14)	18.61	(1.46)	5,878	1.36		1.50	(0.15)	54

4.37	$24.75	24.49%	$60,430	0.90%		1.06%	(0.05)%	24%
(11.47)	20.38	(31.58)	54,339	0.91	(7)	1.04	(0.22)	37
4.47	31.85	20.07	80,122	0.90		1.03	(0.31)	40
5.82	27.38	27.06	72,376	0.90		1.08	(0.11)	49
2.52	21.56	13.24	40,690	0.95		1.16	0.34	13
(1.07)	19.04	(1.08)	28,819	0.98		1.31	0.07	54

Virtus Mutual Funds	123

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)

Virtus Tactical Allocation Fund
Class A
10/1/22 to 9/30/23	$8.89	0.12	1.22	1.34	(0.12)	—	(0.58)	(0.70)	—
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	—	(0.91)	(0.98)	—
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	—(8)
Class C
10/1/22 to 9/30/23	$9.08	0.05	1.24	1.29	(0.04)	—	(0.58)	(0.62)	—
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	—	(0.91)	(0.93)	—
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	—(8)
Class I
10/1/22 to 9/30/23	$8.86	0.14	1.22	1.36	(0.14)	—	(0.58)	(0.72)	—
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	—	(0.91)	(1.00)	—
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—
1/29/19(10) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	—(8)
Class R6
10/1/22 to 9/30/23	$8.87	0.15	1.22	1.37	(0.17)	—	(0.58)	(0.75)	—
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	—	(0.91)	(1.02)	—
10/20/20(10) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—

*

On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.

**

On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Amount is less than $0.005 per share.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Payment from affiliates had no impact on total return.
(13)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(14)	Amount is less than 0.005%.
(15)	The Fund changed its fiscal year end to September 30, during the period.

124	Virtus Mutual Funds

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.64	$9.53	15.81%		$557,103	0.99%		1.07%	1.26%	23%
(4.97)	8.89	(31.03)		542,371	1.00	(7)	1.06	0.60	24
1.76	13.86	16.69		869,209	1.01	(7)(9)	1.07	0.30	46
2.59	12.10	29.72		683,100	1.06	(6)	1.06	0.68	35
(0.15)	9.51	2.36	(12)	569,543	1.14	(6)	1.14	1.33	51

0.67	$9.75	14.92%		$9,183	1.75%		1.87%	0.49%	23%
(5.11)	9.08	(31.56)		12,326	1.76	(7)	1.87	(0.22)	24
1.75	14.19	15.82		33,401	1.77	(7)(9)	1.88	(0.46)	46
2.66	12.44	28.82		12,140	1.83	(6)(13)	1.78	(0.10)	35
(0.15)	9.78	1.48	(12)	8,560	1.91	(9)	1.99	0.59	51

0.64	$9.50	16.11%		$22,540	0.76%		0.86%	1.49%	23%
(4.96)	8.86	(30.90)		25,520	0.77	(7)	0.86	0.80	24
1.75	13.82	16.88		51,887	0.78	(7)(9)	0.86	0.55	46
2.56	12.07	29.74		26,526	0.82	(6)	0.82	0.73	35
0.85	9.51	10.94	(12)	2,813	0.88	(6)	0.89	1.52	51	(11)

0.62	$9.49	16.26%		$1,537	0.60%		0.77%	1.57%	23%
(4.96)	8.87	(30.73)		75	0.61	(7)	0.70	1.00	24
1.35	13.83	13.23		112	0.62	(7)	0.86	0.70	46	(11)

Virtus Mutual Funds	125

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A

Intermediary Sales Charge Discounts and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus:

▪ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

▪ Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

▪ Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

▪ Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

▪ Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Virtus Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

▪ Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

▪ The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Virtus Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

▪ The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

126	Virtus Mutual Funds

▪ ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

▪ Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

▪ If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

▪ Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

▪ Shares purchased in an Edward Jones fee-based program.

▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment. Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

▪ The redemption and repurchase occur in the same account.

▪ The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

▪ Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

▪ Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

▪ The death or disability of the shareholder.

▪ Systematic withdrawals with up to 10% per year of the account value.

▪ Return of excess contributions from an Individual Retirement Account (IRA).

▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

▪ Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

▪ Shares exchanged in an Edward Jones fee-based program.

▪ Shares acquired through NAV reinstatement.

▪ Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

▪ Initial purchase minimum: $250

▪ Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

▪ A fee-based account held on an Edward Jones platform.

▪ A 529 account held on an Edward Jones platform.

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▪ An account with an active systematic investment plan or LOI.

Exchanging Share Classes

▪ At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or the SAI.

Front-end Sales Charge* Waivers on Class A Shares available at Janney

▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪ Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

▪ Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

▪ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

▪ Shares acquired through a right of reinstatement.

▪ Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC Waivers on Class A Shares and Class C Shares available at Janney

▪ Shares sold upon the death or disability of the shareholder.

▪ Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪ Shares purchased in connection with a return of excess contributions from an IRA account.

▪ Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.

▪ Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

▪ Shares acquired through a right of reinstatement.

▪ Shares exchanged into the same share class of a different fund.

Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent

▪ Breakpoints as described in this prospectus.

▪ Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

▪ Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

*Also referred to as an “initial sales charge.”

128	Virtus Mutual Funds

Merrill Lynch

Effective December 29, 2023, purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers available at Merrill Lynch

▪ Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

▪ Shares purchased through a Merrill Lynch investment advisory program.

▪ Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

▪ Shares purchased through the Merrill Edge Self-Directed platform

▪ Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

▪ Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

▪ Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

▪ Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

▪ Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within ninety (90) calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares available at Merrill Lynch

▪ Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

▪ Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

▪ Shares sold due to return of excess contributions from an IRA account

▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

▪ Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

▪ Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

▪ Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

▪ Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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Morgan Stanley

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

▪ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

▪ Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

▪ Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

▪ Shares purchased through a Morgan Stanley self-directed brokerage account.

▪ Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

▪ Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within ninety (90) days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at OPCO

▪ Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

▪ Shares purchased by or through a 529 Plan.

▪ Shares purchased through a OPCO affiliated investment advisory program.

▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪ Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

▪ A shareholder in the fund’s Class C shares will have their shares exchanged at net asset value into Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of OPCO.

▪ Employees and registered representatives of OPCO or its affiliates and their family members.

▪ Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on Class A Shares and Class C Shares available at OPCO

▪ Death or disability of the shareholder.

▪ Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪ Return of excess contributions from an IRA account.

▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS guidance.

▪ Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.

▪ Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at OPCO: Breakpoints, Rights of Accumulation, and/or Letters of Intent

▪ Breakpoints as described in this prospectus.

▪ Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

130	Virtus Mutual Funds

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each such entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James

▪ Shares purchased in an investment advisory program.

▪ Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪ Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

▪ Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

▪ A shareholder in a fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares and Class C Shares available at Raymond James

▪ Death or disability of the shareholder.

▪ Shares sold as part of a systematic withdrawal plan as described in this prospectus.

▪ Return of excess contributions from an IRA account.

▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.

▪ Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

▪ Shares acquired through a right of reinstatement.

Front-end Load Discounts on Class A Shares Available at Raymond James: Breakpoints, and/or Rights of Accumulation, and/or Letters of Intent

▪ Breakpoints as described in this prospectus.

▪ Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets.

▪ Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Baird

▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

▪ Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.

▪ Shares purchased using the proceeds of redemptions from another Virtus fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

▪ Shareholders in Class C Shares will have their shares exchanged at net asset value into Class A shares of the same fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

▪ Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Class A Shares and Class C Shares available at Baird

▪ Shares sold due to the death or disability of the shareholder.

▪ Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪ Shares bought due to returns of excess contributions from an IRA account.

Virtus Mutual Funds	131

▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this prospectus.

▪ Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

▪ Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

▪ Breakpoints as described in this prospectus.

▪ Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Virtus fund assets held by accounts within the purchaser’s household at Baird. Eligible Virtus fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial professional about such assets.

▪ Letters of intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of Virtus funds through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

▪ Class C shares that have been held for more than seven (7) years will be exchanged for Class A shares of the same fund pursuant to Stifel’s policies and procedures without the imposition of a front-end sales load.

All other sales charge waivers and reductions described elsewhere in this prospectus or the SAI still apply.

132	Virtus Mutual Funds

Virtus Mutual Funds P.O. Box 534470 Pittsburgh, PA 15253-4470

ADDITIONAL INFORMATION You can find more information about the funds in the following documents:

Appendix A – Intermediary Sales Charge Discounts and Waivers

Appendix A – Intermediary Sales Charge Discounts and Waivers contains more information about specific sales charge discounts and waivers available for shareholders who purchase fund shares through a specific intermediary. Appendix A is incorporated by reference and is legally part of this prospectus.

Annual and Semiannual Reports Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Our Products section of virtus.com, or you can request copies by calling Virtus Fund Services toll-free at 800-243-1574. You may also call this number to request other information about the funds or to make shareholder inquiries.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. Reports and other information about the funds are available in the EDGAR database on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Virtus Fund Services: 800-243-1574

Daily NAV Information The daily NAV for each fund may be obtained from the Our Products section of virtus.com.

Investment Company Act File No. 811-00945
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